UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2004

                     DATE OF REPORTING PERIOD: MAY 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                     ANNUAL
.................................................................................

                                FINANCIAL REPORT
.................................................................................

                                STI CLASSIC FUNDS
.................................................................................

                            A Family of Mutual Funds
.................................................................................

                         PRIME QUALITY MONEY MARKET FUND

                          TAX-EXEMPT MONEY MARKET FUND

                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                         U.S. TREASURY MONEY MARKET FUND

                       VIRGINIA TAX-FREE MONEY MARKET FUND





                                  MAY 31, 2004







                       [LOGO OMITTED - STI CLASSIC FUNDS]

Dear Valued STI Classic Funds Shareholder:

For investors, the year ending May 31, 2004 was decidedly brighter and a welcome change from the post-bubble weakness that began in early 2000. The economy grew at an above-average pace, helped significantly by lower interest rates and tax rebates. This in turn lifted corporate profits and equity prices, both domestic and international. However, bond yields bottomed during the year in response to the risks associated with a strengthening economy. I will expand on these developments in the following paragraphs and share Trusco Capital's outlook.
Generally, after a period of vulnerability, the character of the economic expansion and the markets appear poised to shift to a more "traditional," sustained, cyclical nature, which historically has been favorable for the equity markets.

Economic growth during the past year was very strong, statistically speaking. Available data showed inflation-adjusted growth of nearly 5% on a year-over-year basis, matching the best periods of the record expansion of the 1990s. However, much of the growth could be traced directly to the massive and simultaneous stimulus from federal tax cuts/rebates and low mortgage/bond yields. While this stimulus was an essential element to increased spending, the expansion was not yet self-sustaining, and so was viewed as vulnerable to setbacks. Sales growth improved as did corporate profits, but the rebound in earnings was due in large part to corporate self-help measures that were manifested in improved productivity. A resumption of job growth was seen as the litmus test to sustainability. This potential vulnerability, combined with low core inflation, kept Federal Reserve interest rate policy accommodative during the year, with the key Fed Funds rate holding at 1%; the lowest level since 1958.

The S&P 500 rose 18.3% on a total return basis in the year ended May 31, 2004, with the bulk of the rise concentrated in the third and fourth quarters of last year. Mid-cap and small-cap stocks were even stronger, with the S&P 400 MidCap index posting a 26.7% gain and the Russell 2000 small-cap index rising 30.3%. On the international front, the MSCI EAFE index gained 33.2%. Cyclically sensitive sectors led the market as did those closely linked to commodities. The materials, energy, industrials, and information technology sectors each rose more than 20% during the twelve months ended May 31, while consumer discretionary and financial stocks also posted above market returns. The above average gains in the commodity price sensitive sectors helped the Value style generally outperform the Growth style for the period. A final theme that dominated market performance during the year was a sharp rebound in stocks with no earnings and/or weak financial quality. This frustrated investors investing in higher quality companies with strong balance sheets and visible earnings growth.

In the fixed-income markets bond yields moved higher over the course of the twelve months, though intra-year volatility was significant. The yield on the 10-year Treasury note fell to as low as 3.11% in June 2003 and rose as high as 4.86% just before the close of the fiscal year in May. However, the steady Federal Reserve policy kept short-term rates constant causing the yield differential between long and short maturity bonds to rise to near record levels. The Lehman Aggregate Bond Index fell a modest 0.4% during the year ending May 31, 2004, though longer-term bonds such as the 10-year Treasury note were considerably weaker falling over 5%. The stronger economy helped credit-sensitive sectors such as High Yield perform well, while Treasury securities generally underperformed.

As we look ahead the economic expansion looks both solid and sustainable, and is capable of supporting further gains in corporate profits and in equity prices. A key reason for this was the resumption of job growth in 2004, following an uncomfortably long drought which kept interest rate policy stimulative. However the pace of growth is likely to slow as the stimulative benefits of tax rebates and mortgage financing subside. Inflation pressures will increase from their historically low level, putting pressure on the Federal Reserve to begin raising interest rates following a protracted period of stimulus. Bond yields are likely to rise further as the Fed starts to apply monetary restraint, but the pace of rate hikes is expected to be gradual as long as inflation pressures do not escalate sharply. We remain cyclically overweight in stocks within our asset allocation mix, but recognize volatility could increase once the Fed begins raising interest rates.

Adherence to investment disciplines and greater price sensitivity on stocks will be much more important in the years ahead, as I have mentioned before, particularly if there is a meaningful rise in interest rates. The cornerstone of our investment philosophy is diversification and execution of the disciplined investment process by experienced investment professionals. I encourage you to read through the remainder of the report, as it contains comments from our fund managers on specific investment sectors and styles. Trusco has excellent fund managers and I am sure you will find their insights valuable.

In closing, I want to take this opportunity to thank you for investing in the STI Classic Funds. We value the relationship we have with you and look forward to expanding it in the coming year through continued investment excellence and a broader array of investment alternatives.



                            Sincerely,

                            /s/Douglas S. Phillips, CFA

                            Douglas S. Phillips, CFA
                            Chief Investment Officer

                   STI CLASSIC PRIME QUALITY MONEY MARKET FUND
                   -------------------------------------------

The investment objective of the STI Classic Prime Quality Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality money market instruments. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve maintained the Funds Rate at a 45-year low of 1.00% since June of last year. The Federal Reserve Open Market Committee is expected to raise the Federal Funds Rate and Discount Rate at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's T Shares had a one-year return of .52% as compared to the iMoneyNet, Inc. MONEY FUND REPORT AVERAGES (TM) - First Tier return of .37%.

                                 /s/David S. Yealy

                                 David S. Yealy
                                 Managing Director


                    STI CLASSIC TAX-EXEMPT MONEY MARKET FUND
                    ----------------------------------------

The investment objective of the STI Classic Tax Exempt Money Market Fund (the "Fund") is to provide as high a level of tax exempt current income as is consistent with the preservation of capital and liquidity by investing exclusively in high quality tax exempt money market instruments. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the most attractive risk/reward trade-off and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to raise interest rates at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows. Over the last year the Federal Reserve has maintained the Funds Rate at a 45-year low of 1.00%.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's T Shares had a one-year return of .48% as compared to the iMoneyNet, Inc. MONEY FUND REPORT AVERAGES (TM) - Tax-Free return of .38%

                                /s/Robert S. Bowman, CFA

                                Robert S. Bowman, CFA
                                Managing Director

            STI CLASSIC U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
            --------------------------------------------------------

The investment objective of the STI Classic U.S. Government Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Government Agency securities and repurchase agreements collateralized by U.S. Government Agency obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve Open Market Committee is expected to raise interest rates at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows. Over the last year the Federal Reserve has maintained the Funds Rate at a 45-year low of 1.00%.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's T Shares had a one-year return of .43% as compared to the iMoneyNet, Inc. MONEY FUND REPORT AVERAGES (TM) - U.S. Government & Agency return of .37%.

                               /s/Robert S. Bowman, CFA

                               Robert S. Bowman, CFA
                               Managing Director


                   STI CLASSIC U.S. TREASURY MONEY MARKET FUND
                   -------------------------------------------

The investment objective of the STI Classic U.S. Treasury Securities Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing exclusively in money market eligible securities. Eligible securities include U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury obligations. The investment discipline, which we use in managing the Fund, emphasizes adding incremental value through yield curve analysis. The maturity structure and average maturity of the Fund are actively managed to maximize the yield of the Fund based on the current market rates and conditions and our market outlook.

The Federal Reserve maintained the Funds Rate at a 45-year low of 1.00% since June of last year. The Federal Reserve Open Market Committee is expected to raise the Federal Funds Rate and Discount Rate at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and was able to provide a competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's T Shares had a one-year return of .37% as compared to the iMoneyNet, Inc. MONEY FUND REPORT AVERAGES (TM) - U.S. Treasury & Repo return of .36%.

                                 /s/David S. Yealy

                                 David S. Yealy
                                 Managing Director

                 STI CLASSIC VIRGINIA TAX-FREE MONEY MARKET FUND
                 -----------------------------------------------

The investment objective of the STI Classic Virginia Tax-Free Money Market Fund (the "Fund") is to provide a high level of Virginia tax exempt current income that is consistent with the preservation of capital and liquidly by investing exclusively in high quality tax-exempt money market instruments. The investment discipline used in managing the Fund emphasizes adding incremental value through yield curve, sector and credit analysis. Investments are made in those sectors, credits and segments of the yield curve within the universe of money market eligible securities, which offer the attractive balance between risk and reward and current yield. The maturity structure and average maturity of the Fund are actively managed to maximize the Fund's yield based on current market rates, conditions and outlook.

The Federal Reserve Open Market Committee is expected to raise interest rates at its upcoming June 30th meeting. In anticipation of this action interest rates have recently risen from historical lows. Over the last year the Federal Reserve has maintained the Funds Rate at a 45 year low of 1.00%.

Our outlook is that the Federal Reserve will raise interest rates at the upcoming meeting as the economy continues to improve and to guard against an unexpected rise in inflation. We do expect the Federal Reserve to transition monetary policy from an accommodative stance to neutral over the balance of the year. With this in mind the portfolio has been structured to benefit from a rising rate policy by the Federal Reserve.

The Fund was able to meet its objective and to provide a very competitive return and yield as compared to its peer money market funds during the year ending May 31, 2004. The Fund's T Shares had a one-year return of .56% as compared to the iMoneyNet, Inc. MONEY FUND REPORT AVERAGES (TM) - Tax-Free return of .38%.

                                /s/Robert S. Bowman, CFA

                                Robert S. Bowman, CFA
                                Managing Director

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


PRIME QUALITY MONEY MARKET FUND
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
CORPORATE OBLIGATIONS (45.2%)
ASSET BACKED (8.7%)
   Beta Finance, MTN (A) (C) (D)
     1.216%, 09/15/04              $ 25,000    $   24,999
     1.153%, 05/18/05               122,000       121,971
   Dorada Finance,
     MTN (A) (C) (D)
     1.216%, 09/13/04               125,000       125,000
   Sigma Finance,
     MTN (A) (C) (D)
     1.055%, 07/12/04                20,000        20,000
     1.206%, 09/01/04                50,000        49,998
     1.070%, 11/15/04                50,000        49,999
   Sigma Finance, Ser 1,
     MTN (A) (C) (D)
     1.226%, 01/12/05                50,000        49,995
   Sigma Finance, Ser 1,
     MTN (C) (D)
     1.055%, 07/01/04                25,000        25,000
                                               ----------
                                                  466,962
                                               ----------
AUTO FINANCE (2.5%)
   BMW US Capital (C) (D)
     4.231%, 06/07/05               100,000       101,974
   Toyota Motor Credit,
     MTN (C) (D)
     5.030%, 07/16/04                 1,250         1,256
     1.145%, 03/17/05                 1,000         1,000
   Volkswagen Credit,
     MTN (A) (C) (D)
     1.250%, 06/11/04                28,000        28,001
                                               ----------
                                                  132,231
                                               ----------
BANKS (6.2%)
   Bank of America
     7.875%, 05/16/05                12,027        12,730
   Bank of New York (A) (C) (D)
     1.090%, 05/27/05                25,000        25,000

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
BANKS -- CONTINUED
   Bayerische Landesbank
     5.000%, 07/20/04              $  5,000    $    5,025
   Comerica Bank, Ser E,
     MTN (C) (D)
     1.230%, 06/15/04                 7,000         7,000
   Depfa Bank
     1.270%, 06/15/05               125,000       125,000
   Deutsche Bank
     6.500%, 09/15/04                 5,825         5,910
   International Bank,
     Reconstruction &
     Development, MTN
     3.500%, 10/22/04                 2,000         2,015
   Marshall & Ilsley Bank (C) (D)
     1.200%, 12/17/04                15,000        15,007
   Marshall & Ilsley Bank,
     Ser E, MTN
     1.718%, 05/23/05                50,000        49,801
   Wachovia
     6.625%, 06/15/04                 6,000         6,013
     7.100%, 08/15/04                 1,241         1,255
   Wells Fargo, MTN (C) (D)
     1.170%, 05/13/05                50,000        50,000
   Wells Fargo, Ser C,
     MTN (C) (D)
     1.120%, 06/02/05                10,000        10,000
   Wells Fargo, Ser F, MTN
     6.500%, 06/01/05                 2,775         2,897
   Westlb (C) (D)
     1.110%, 12/17/04                15,000        15,003
                                               ----------
                                                  332,656
                                               ----------
CHEMICALS (0.1%)
   Dupont de Nemours
     6.750%, 10/15/04                 3,792         3,865
                                               ----------

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
CONSUMER PRODUCTS (2.0%)
   Anheuser-Busch
     4.600%, 06/07/04              $  3,000    $    3,002
   Diageo Capital
     6.625%, 06/24/04                84,533        84,825
   Emerson Electric
     7.875%, 06/01/05                10,360        10,965
   Unilever
     7.250%, 07/07/04                 8,500         8,550
                                               ----------
                                                  107,342
                                               ----------
DRUGS (0.1%)
   Abbott Laboratories
     5.125%, 07/01/04                 7,165         7,188
                                               ----------
FINANCIAL SERVICES (1.8%)
   Caterpillar Financial Services
     6.875%, 08/01/04                 1,000         1,009
   General Electric Capital (C) (D)
     1.180%, 06/08/04                69,000        69,000
     0.684%, 12/01/51                 5,297         5,266
   General Electric Capital,
     MTN (C) (D)
     1.299%, 02/03/05                 1,000         1,001
   General Electric Capital, Ser A,
     MTN (C) (D)
     1.235%, 03/15/05                15,008        15,029
   Wells Fargo Financial
     7.600%, 05/03/05                 3,700         3,899
                                               ----------
                                                   95,204
                                               ----------
INSURANCE (1.6%)
   Fortis Finance, Ser E,
     MTN (C) (D)
     1.150%, 06/21/04                50,000        49,999
   Jefferson-Pilot (A) (C) (D)
     1.290%, 05/17/05                35,000        35,000
   Marsh & Mclennan
     6.625%, 06/15/04                 3,000         3,006
                                               ----------
                                                   88,005
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (6.9%)
   Bear Stearns, Ser B,
     MTN (C) (D)
     1.540%, 06/01/04              $  3,200    $    3,200
     1.383%, 03/18/05                50,000        50,102
     1.313%, 04/15/05                60,000        60,089
   Credit Suisse First Boston,
     Ser E, MTN (C) (D)
     1.340%, 03/21/05                10,000        10,018
   Goldman Sachs Group, Ser B,
     MTN (C) (D)
     1.360%, 07/09/04                85,000        85,026
     1.460%, 07/12/04                20,000        20,009
   Lehman Brothers, Ser G,
     MTN (C) (D)
     1.400%, 06/10/04                10,000        10,001
     1.510%, 07/06/04                 8,000         8,004
     1.390%, 01/14/05                 8,700         8,718
   Merrill Lynch, MTN (C) (D)
     1.179%, 02/04/05                30,000        30,000
   Merrill Lynch, Ser B, MTN
     5.350%, 06/15/04                 5,000         5,008
   Merrill Lynch, Ser E,
     MTN (C) (D)
     1.430%, 12/21/04                 3,000         3,005
   Morgan Stanley, Ser 1,
     MTN (C) (D)
     1.220%, 05/13/05                75,000        75,000
                                               ----------
                                                  368,180
                                               ----------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (10.9%)
   American Express Centurion
     Bank (C) (D)
     1.060%, 02/25/05                25,000        25,000
     1.060%, 04/29/05                25,000        24,995
   American Express Credit, Ser B,
     MTN (C) (D)
     1.150%, 06/03/05                90,000        90,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


PRIME QUALITY MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS -- CONTINUED
   American General Finance,
     Ser G, MTN (C) (D)
     1.363%, 09/30/04              $ 24,500    $   24,518
     1.410%, 03/24/05                10,000        10,028
   Associates (C) (D)
     1.210%, 06/15/04                75,000        75,000
   CIT Group, MTN (C) (D)
     1.440%, 08/26/04                 2,000         2,001
     2.670%, 01/31/05                   825           833
     1.510%, 02/14/05                30,690        30,746
   CIT Group, MTN
     1.200%, 12/01/04               130,500       130,534
   Household Finance
     8.000%, 08/01/04                 3,000         3,032
     5.875%, 09/25/04                17,500        17,739
   National Rural Utilities
     1.060%, 06/11/04                25,000        25,000
     1.040%, 06/25/04                 5,000         5,000
     6.125%, 05/15/05                 2,235         2,327
   Newport Credit Group, Ser B
     6.875%, 02/16/05                17,800        18,456
   Northern Rock (A) (C) (D)
     1.110%, 01/13/05                 2,000         2,000
   Northern Rock (C) (D)
     1.260%, 03/14/05                40,000        40,055
   Northern Rock,
     MTN (A) (C) (D)
     1.130%, 12/09/04                18,250        18,251
   SLM (C) (D)
     1.390%, 06/16/04                40,000        40,005
                                               ----------
                                                  585,520
                                               ----------
PETROLEUM & FUEL PRODUCTS (0.1%)
   ChevronTexaco
     6.625%, 10/01/04                 1,000         1,017
   Exxon Capital (E)
     1.345%, 11/15/04                 3,750         3,726
                                               ----------
                                                    4,743
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
PRINTING & PUBLISHING (0.1%)
   New York Times
     7.625%, 03/15/05              $  5,100    $    5,339
                                               ----------
RETAIL (0.3%)
   Home Depot
     6.500%, 09/15/04                 3,200         3,246
   Wal-Mart
     6.550%, 08/10/04                12,060        12,181
                                               ----------
                                                   15,427
                                               ----------
TELEPHONE & TELECOMMUNICATIONS (2.6%)
   AT&T Capital, Ser F, MTN
     6.600%, 05/15/05                10,562        11,019
   BellSouth (A) (C)
     4.119%, 04/26/05               125,000       127,792
                                               ----------
                                                  138,811
                                               ----------
TRANSPORT SERVICES (0.1%)
   United Technologies
     6.625%, 11/15/04                 6,150         6,289
                                               ----------
UTILITIES (1.2%)
   Alabama Power, Ser K (C) (D)
     7.125%, 08/15/04                 3,000         3,036
   Georgia Power (C) (D)
     1.385%, 02/18/05                18,250        18,271
     1.240%, 04/15/05                40,000        40,044
                                               ----------
                                                   61,351
                                               ----------
Total Corporate Obligations
     (Cost $2,419,113)                          2,419,113
                                               ----------

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
COMMERCIAL PAPER (34.8%)
ASSET BACKED (5.5%)
   Atlantis One Funding
     1.050%, 06/07/04              $ 26,210    $   26,205
     1.150%, 07/15/04                 1,130         1,128
   Beta Finance
     1.040%, 06/22/04                 9,000         8,995
   Ciesco (E)
     1.040%, 06/24/04                34,000        33,977
   Compass Securitization
     1.050%, 06/15/04                40,000        39,984
     1.060%, 06/16/04                 6,032         6,029
     1.050%, 06/18/04                 7,215         7,211
     1.050%, 06/21/04                 6,055         6,052
     1.080%, 06/29/04                 1,045         1,044
   Dorada Finance
     1.060%, 06/07/04                 9,500         9,498
     1.060%, 06/14/04                 6,500         6,498
     1.050%, 06/17/04                11,000        10,995
   Mane Funding
     1.250%, 08/19/04                19,067        19,015
     1.270%, 08/23/04                19,995        19,937
   Starfish Global Funding
     1.060%, 06/10/04                60,000        59,984
     1.050%, 06/23/04                36,156        36,133
                                               ----------
                                                  292,685
                                               ----------
AUTO FINANCE (2.8%)
   Volkswagen of America
     1.150%, 06/03/04                 4,000         4,000
     1.150%, 06/07/04                18,000        17,996
     1.140%, 06/15/04                75,000        74,967
     1.150%, 06/24/04                40,000        39,970
     1.160%, 06/28/04                15,000        14,987
                                               ----------
                                                  151,920
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
BANKS (4.0%)
   ANZ Delaware
     1.050%, 06/21/04              $  5,500    $    5,497
     1.050%, 06/25/04                 2,800         2,798
     1.100%, 07/07/04                 1,400         1,399
     1.100%, 07/08/04                 1,000           999
     1.060%, 07/19/04                 2,000         1,997
   Bank of Ireland
     1.320%, 09/08/04                 2,500         2,491
   Citicorp
     1.060%, 06/30/04               125,000       124,893
     1.150%, 07/12/04                60,000        59,921
   Den Norse Bank
     1.260%, 08/20/04                 3,976         3,965
   UBS Finance
     1.085%, 07/06/04                 6,000         5,994
     1.320%, 09/10/04                 2,600         2,590
                                               ----------
                                                  212,544
                                               ----------
DRUGS (6.6%)
   Aventis
     1.050%, 06/17/04                65,000        64,970
     1.080%, 06/25/04                41,000        40,971
     1.060%, 06/29/04                22,000        21,982
     1.110%, 07/07/04                50,000        49,944
   Bristol-Myers Squibb
     1.040%, 06/04/04                89,780        89,772
     1.050%, 06/15/04                 2,850         2,849
     1.050%, 06/22/04                77,070        77,023
     1.050%, 06/24/04                 6,454         6,450
                                               ----------
                                                  353,961
                                               ----------
FINANCE (0.1%)
   Westpac Capital
     1.050%, 06/07/04                 3,900         3,899
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


PRIME QUALITY MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
INSURANCE (1.9%)
   Allianz Financial
     1.090%, 07/06/04              $ 65,000    $   64,931
   ING America Insurance
     Holdings
     1.320%, 09/10/04                 4,600         4,583
   Jefferson-Pilot
     1.050%, 06/14/04                11,600        11,596
     1.040%, 06/17/04                22,000        21,990
                                               ----------
                                                  103,100
                                               ----------
INVESTMENT BANKERS/BROKER DEALERS (1.9%)
   Barclays U.S. Funding
     1.280%, 09/21/04                   900           896
   Morgan Stanley
     1.040%, 06/23/04                50,000        49,968
     1.100%, 07/27/04                50,000        50,000
                                               ----------
                                                  100,864
                                               ----------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (5.1%)
   Alliance & Leicester
     1.250%, 08/20/04                95,000        94,736
   American General Finance
     1.050%, 06/09/04                 5,000         4,999
   CIT Group
     1.250%, 08/12/04                 9,260         9,237
   National Rural Utilities
     1.040%, 06/22/04                43,880        43,853
     1.040%, 06/23/04                35,000        34,978
     1.105%, 07/07/04                44,310        44,261
     1.150%, 07/08/04                37,237        37,193
   Spintab
     1.320%, 09/08/04                 5,400         5,380
                                               ----------
                                                  274,637
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
TELEPHONE & TELECOMMUNICATIONS (5.3%)
   Bellsouth
     1.050%, 06/01/04              $  8,000    $    8,000
     1.040%, 06/04/04                10,000         9,999
   SBC Communications
     1.060%, 06/07/04                30,000        29,995
     1.040%, 06/22/04                40,000        39,976
     1.060%, 06/23/04                40,000        39,974
   SBC International
     1.050%, 06/08/04                10,935        10,933
     1.050%, 06/14/04                50,000        49,981
   Verizon Network Funding
     1.050%, 06/03/04                45,000        44,997
     1.050%, 06/29/04                50,000        49,959
                                               ----------
                                                  283,814
                                               ----------
UTILITIES (1.6%)
   Southern Company Funding
     1.040%, 06/11/04                15,300        15,296
     1.050%, 06/17/04                59,050        59,022
     1.060%, 06/30/04                13,500        13,489
                                               ----------
                                                   87,807
                                               ----------
Total Commercial Paper
     (Cost $1,865,231)                          1,865,231
                                               ----------
CERTIFICATES OF DEPOSIT (13.5%)
   Barclays Bank (C) (D)
     1.020%, 09/07/04               175,375       175,360
   Canadian Imperial Bank (C) (D)
     1.040%, 05/31/05                50,000        49,986
   Comerica Bank (C) (D)
     1.070%, 11/02/04                20,000        20,000
     1.270%, 11/08/04                25,000        25,023
   Credit Lyonnais, Ser Y (C) (D)
     1.030%, 04/04/05               100,000        99,979

--------------------------------------------------------------------------------

----------------------------------------------------------
                                 SHARES/FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
CERTIFICATES OF DEPOSIT -- CONTINUED
   Credit Suisse First Boston,
     Ser Y (C) (D)
     1.075%, 09/20/04              $125,000    $  125,008
     1.060%, 04/05/05                50,000        49,992
   First Tennessee Bank
     1.040%, 06/21/04                10,000        10,000
   Lloyds TSB Bank, NY
     1.180%, 06/07/04                13,000        13,000
   Marshall & Ilsley Bank
     1.568%, 03/10/05                42,000        42,050
   Rabobank Nederland (C) (D)
     1.060%, 03/02/05               100,000       100,008
   Wachovia Bank (C) (D)
     1.150%, 10/29/04                15,000        15,006
                                               ----------
Total Certificates of Deposit
     (Cost $725,412)                              725,412
                                               ----------
MASTER NOTE (3.2%)
BANKS (3.2%)
   Bank of America (C) (D)
     1.163%, 06/01/04               170,000       170,000
                                               ----------
Total Master Note
     (Cost $170,000)                              170,000
                                               ----------
CASH EQUIVALENT (1.4%)
   Federated Prime Value
     Money Market Fund,
     Institutional Shares        75,000,000        75,000
                                               ----------
Total Cash Equivalent
     (Cost $75,000)                                75,000
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS (1.4%)
   Banque Nationale de Paris
     0.980% dated 05/28/04, matures
     06/01/04, repurchase price
     $5,391,777 (collateralized by
     U.S. Government obligations:
     total market value
     $5,499,859) (B)                $ 5,391    $    5,391
   Bear Stearns
     1.020% dated 05/28/04, matures
     06/01/04, repurchase price
     $9,646,419 (collateralized by
     U.S. Government obligations:
     total market value
     $9,841,728) (B)                  9,645         9,645
   Lehman Brothers
     1.040% dated 05/28/04, matures
     06/01/04, repurchase price
     $14,630,243 (collateralized by
     U.S. Government obligations:
     total market value
     $14,922,962) (B)                14,629        14,629
   Merrill Lynch
     1.020% dated 05/28/04, matures
     06/01/04, repurchase price
     $17,028,249 (collateralized by
     U.S. Government obligations:
     total market value
     $17,367,872) (B)                17,027        17,027
   Morgan Stanley
     1.010%, dated 05/28/04, matures
     06/01/04, repurchase price
     $11,533,618 (collateralized by
     U.S. Government obligations:
     total market value
     $11,802,755) (B)                11,533        11,533

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


PRIME QUALITY MONEY MARKET FUND--CONCLUDED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   UBS Warburg
     1.010% dated 05/28/04, matures
     06/01/04, repurchase price
     $15,742,146 (collateralized by
     U.S. Government obligations:
     total market value
     $16,056,438) (B)              $ 15,741    $   15,741
                                               ----------
Total Repurchase Agreements
     (Cost $73,966)                                73,966
                                               ----------
Total Investments (99.5%)
   (Cost $5,328,722)                            5,328,722
                                               ----------

OTHER ASSETS AND LIABILITIES (0.5%)
Receivable from Affiliated Funds                       16
Payable to Adviser                                     (7)
Investment Advisory Fees Payable                   (2,469)
Administration Fees Payable                          (315)
Distribution Fees Payable                            (276)
Custodian Fees Payable                                (23)
Transfer Agent Shareholder Servicing
   Fees Payable                                       (24)
Trustees' Fees Payable                                 (4)
Other Assets and Liabilities, Net                  29,037
                                               ----------
Total Other Assets and Liabilities                 25,935
                                               ----------

----------------------------------------------------------

                                               VALUE (000)
----------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 3,477,649,352 outstanding
   shares of beneficial interest               $3,477,627
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 1,851,597,612 outstanding
   shares of beneficial interest                1,851,621
Paid in Capital -- L Shares
   (unlimited authorization -- no par value)
   based on 25,442,935 outstanding
   shares of beneficial interest                   25,442
Distribution in excess of net investment
   income                                             (65)
Accumulated net realized gain
   on investments                                      32
                                               ----------
Total Net Assets (100.0%)                      $5,354,657
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($3,477,598,223 / 3,477,649,352 shares)     $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($1,851,615,312 / 1,851,597,612 shares)     $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- L Shares (1)
   ($25,443,729 / 25,442,935 shares)           $     1.00
                                               ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (98.5%)
ALABAMA (5.0%)
   Birmingham, Special Care
     Facilities, Carraway
     Methodist Health Project,
     Ser A, RB (LOC: Amsouth
     Bank) (C) (D)
     1.130%, 08/15/28               $ 9,795    $    9,795
   Birmingham, Special Care
     Facilities, Ser PT-510,
     RB (C) (D)
     1.160%, 11/15/20                14,540        14,540
   Cherokee, Industrial
     Development Board, BOC
     Group Project, RB (LOC:
     Wachovia Bank of
     Georgia) (C) (D)
     1.070%, 04/01/08                 3,500         3,500
   Covington County, GO
     (LOC: SouthTrust Bank)
     (C) (D)
     1.160%, 06/01/32                 2,355         2,355
   Daphne-Villa Mercy, Special
     Care Facility Authority,
     Mercy Medical Project, RB
     (LOC: Amsouth Bank) (C) (D)
     1.030%, 12/01/30                13,200        13,200
   Daphne-Villa Mercy, Special
     Care Facility Authority,
     Mercy Medical Project,
     RB (LOC: SouthTrust Bank)
     (C) (D)
     1.030%, 12/01/27                13,000        13,000
   Marion, Educational Building
     Authority, Judson College
     Project, RB (LOC: SouthTrust
     Bank) (C) (D)
     1.110%, 01/01/33                 6,775         6,775
                                               ----------
                                                   63,165
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
ALASKA (0.4%)
   Valdez, Exxon Pipeline
     Company Project, RB (C) (D)
     0.980%, 10/01/25               $ 5,000    $    5,000
                                               ----------
ARIZONA (0.3%)
   Salt River Project, Agricultural
     Improvement & Power
     District, Electric System, Ser
     SG-10, RB (C) (D)
     1.100%, 01/01/30                 3,700         3,700
                                               ----------
CALIFORNIA (0.2%)
   Sacramento, City Financing
     Authority, Water
     Improvement Project, RB,
     AMBAC (C) (D)
     1.090%, 12/01/08                 1,900         1,900
                                               ----------
COLORADO (0.4%)
   Colorado State, Multi-Family
     Housing Finance Authority,
     St. Moritz Project, Ser H, RB,
     FNMA (C) (D)
     1.060%, 10/15/16                 5,615         5,615
                                               ----------
CONNECTICUT (1.4%)
   Connecticut State, Ser 1060-R,
     GO (C) (D)
     1.060%, 11/15/09                 7,850         7,850
   Connecticut State, Ser PA-1056,
     GO, FSA (C) (D)
     1.060%, 05/15/10                10,000        10,000
                                               ----------
                                                   17,850
                                               ----------
DISTRICT OF COLUMBIA (1.3%)
   District of Columbia, Phillips
     College, RB (LOC: Bank
     of America) (C) (D)
     1.070%, 08/01/33                 6,000         6,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
DISTRICT OF COLUMBIA --CONTINUED
   District of Columbia, Planned
     Parenthood, RB (LOC: Bank
     of America) (C) (D)
     1.070%, 12/01/29               $ 6,600    $    6,600
   District of Columbia, Thurgood
     Marshall Center, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 11/01/27                 3,595         3,595
                                               ----------
                                                   16,195
                                               ----------
FLORIDA (8.6%)
   Dade County, Water & Sewer
     System, Ser SG-74 (C) (D)
     1.100%, 10/01/25                10,000        10,000
   De Soto County, Industrial
     Development Authority,
     Tremron Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 11/01/15                 4,000         4,000
   Florida State, Housing Finance
     Authority, Brentwood Club
     Apartments Project, Ser A-1,
     RB (LOC: Amsouth Bank)
     (C) (D)
     1.060%, 01/15/35                10,400        10,400
   Florida State, Multi-Family
     Housing Finance Authority,
     Bainbridge Project, Ser M,
     RB, FNMA, AMT (C) (D)
     1.030%, 12/01/25                 6,370         6,370

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
FLORIDA --CONTINUED
   Florida State, Multi-Family
     Housing Finance Authority,
     St. Andrews Pointe
     Apartments, Ser E-1, RB,
     FNMA (LOC: Bank of
     America) (C) (D)
     1.060%, 06/15/36               $ 8,700    $    8,700
   Florida State, Multi-Family
     Housing Finance Authority,
     Stone Harbor Apartments,
     Ser K, RB (LOC: Amsouth
     Bank) (C) (D)
     1.060%, 07/15/36                 5,560         5,560
   Hillsborough County, Industrial
     Development Authority,
     Independent Day School
     Project, RB (LOC: Bank of
     America) (C) (D)
     1.120%, 09/01/26                 4,400         4,400
   Jacksonville, Economic
     Development Authority,
     Goodwill Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.110%, 07/01/23                 3,100         3,100
   Lee County, Housing Finance
     Authority, RB (LOC: U.S.
     Bank Trust) (C) (D)
     1.300%, 03/01/34                 1,850         1,850
   Manatee County, St. Stephens
     Upper School Project, RB
     (LOC: Bank of America)
     (C) (D)
     1.120%, 11/01/25                 3,900         3,900

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
FLORIDA --CONTINUED
   Miami-Dade County, Industrial
     Development Authority,
     Gulliver Schools Project,
     RB (LOC: Bank of
     America) (C) (D)
     1.120%, 09/01/29               $ 7,350    $    7,350
   Muniemae, RB (C) (D)
     1.160%, 12/19/05                 5,000         5,000
   Orange County, Housing
     Finance Authority, Charleston
     Club Apartments, Ser A, RB,
     FNMA (C) (D)
     1.030%, 07/15/34                 7,000         7,000
   Palm Beach County, Norton
     Gallery Project, RB (LOC:
     Northern Trust Company)
     (C) (D)
     1.070%, 05/01/25                 2,500         2,500
   Santa Rosa County, Health
     Facilities Authority, Baptist
     Hospital, RB (LOC: Bank of
     America) (C) (D)
     1.070%, 10/01/21                 8,400         8,400
   Sarasota County, Health
     Facilities Authority, Bay
     Village Project, RB (LOC:
     Bank of America) (C) (D)
     1.120%, 12/01/23                 4,400         4,400
   Tampa Bay, Regional Water
     Supply Authority, RB (LOC:
     Bank of America) (C) (D)
     1.170%, 10/01/31                 9,300         9,300
   University of North Florida,
     Parking Systems Project, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.110%, 05/01/28                 5,500         5,500
                                               ----------
                                                  107,730
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
GEORGIA (2.6%)
   Atlanta, Airport Authority, Ser
     313, RB, FGIC, AMT (C) (D)
     1.190%, 01/01/18               $ 3,335    $    3,335
   Cobb County, Educational
     Facilities Development
     Authority, Kennesaw State
     University Project, RB,
     AMBAC (C)
     (D)
     1.070%, 11/01/18                 5,305         5,305
   Georgia State, Eagle Trust,
     RB (C) (D)
     1.120%, 07/01/15                 7,025         7,025
   Houston County, Development
     Authority, Clean Control
     Project, RB, AMT (LOC:
     Branch Banking Trust) (C) (D)
     1.200%, 06/01/20                 2,975         2,975
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser SG-57, RB, AMBAC
     (C) (D)
     1.100%, 07/01/20                 5,000         5,000
   Savannah, Economic Development
     Authority, Exempt Facilities-
     Construction Utilities Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 12/01/19                 1,975         1,975
   Savannah, Economic
     Development Authority,
     Kennickell Printing Project,
     RB, AMT (LOC: Branch
     Banking & Trust) (C) (D)
     1.200%, 09/01/11                 1,820         1,820

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004

TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
GEORGIA --CONTINUED
   Toombs County, Hospital
     Authority, Meadows Regional
     Medical, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 12/01/17               $ 4,900    $    4,900
                                               ----------
                                                   32,335
                                               ----------
IDAHO (0.1%)
   Idaho State, Housing & Finance
     Association, Ser PA-115, RB
     (C) (D)
     1.150%, 01/01/27                 1,511         1,511
                                               ----------
ILLINOIS (9.1%)
   Bloomington, Normal Airport
     Authority, GO (C) (D)
     1.150%, 01/01/12                   800           800
   Chicago, Airport Special
     Facilities, Centerpoint O'Hare
     Project, RB, AMT (LOC: Bank
     One) (C) (D)
     1.120%, 09/01/32                 2,800         2,800
   Chicago, Merlots Project, Ser
     WWW, GO (C) (D)
     1.140%, 01/01/22                11,000        11,000
   Chicago, Water Authority,
     Merlots Project, RB (LOC:
     Bank of New York) (C) (D)
     1.120%, 11/01/30                14,955        14,955
   Illinois State,  Development
     Finance Authority, RB (LOC:
     Danske Bank) (C) (D)
     1.160%, 12/01/13                28,000        28,000
   Illinois State, Educational
     Facilities Authority, Chicago
     Childrens Museum Project, RB
     (LOC: Bank One) (C) (D)
     1.100%, 02/01/28                 1,600         1,600

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
ILLINOIS -- CONTINUED
   Illinois State, Educational
     Facilities Authority, Museum
     of Science & Industry Project,
     RB (LOC: Northern Trust
     Company) (C) (D)
     1.070%, 11/01/15               $ 4,700    $    4,700
   Illinois State, Health Facilities
     Authority, Advocate Health
     Care Project, Ser B, RB (C) (D)
     1.100%, 08/15/22                 2,200         2,200
   Illinois State, Health Facilities
     Authority, Proctor Hospital
     Project, RB (LOC: Bank
     One) (C) (D)
     1.100%, 01/01/12                 3,800         3,800
   Illinois State, Merlots,
     Ser B04, GO, FSA
     1.140%, 12/01/24                 7,240         7,240
   Illinois State, Regional
     Transportation Authority,
     Ser SG-82, RB, MBIA (C) (D)
     1.100%, 06/01/25                17,500        17,500
   Lockport, Industrial
     Development Authority,
     Panduit Project, RB, AMT
     (LOC: Fifth Third Bank)
     (C) (D)
     1.120%, 04/01/25                 2,000         2,000
   Macon County, Millikin
     University Project, RB,
     AMBAC (C) (D)
     1.070%, 10/01/28                 5,850         5,850
   Naperville, Heritage YMCA
     Group, RB (LOC: Fifth Third
     Bank) (C) (D)
     1.060%, 12/01/29                 7,800         7,800

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
ILLINOIS -- CONTINUED
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser A, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.120%, 05/01/14                $  500    $      500
   Savanna, Industrial
     Development Authority,
     Metform Project, Ser B, RB,
     AMT (LOC: Bank One)
     (C) (D)
     1.120%, 06/01/09                 1,400         1,400
   Wheeling, Industrial
     Development Authority,
     Circuit Service Project, RB,
     AMT (LOC: Bank One
     Illinois) (C) (D)
     1.270%, 04/01/18                 1,800         1,800
                                               ----------
                                                  113,945
                                               ----------
INDIANA (3.4%)
   Elkhart County, Industrial
     Economic Development
     Authority, Holly Park Project,
     RB, AMT (LOC: Bank One
     Indiana) (C) (D)
     1.270%, 02/01/10                 1,500         1,500
   Fort Wayne, Industrial
     Economic Development
     Authority, Technical Project,
     RB, AMT (LOC: First
     National Bank) (C) (D)
     1.120%, 07/01/09                 1,000         1,000
   Indiana State, Development
     Finance Authority, Christel
     House Project, RB (LOC: Fifth
     Third Bank) (C) (D)
     1.060%, 02/01/23                 6,940         6,940

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
INDIANA --CONTINUED
   Indiana State, Development
     Finance Authority, Culver
     Educational Project, RB
     (LOC: Northern Trust
     Company) (C) (D)
     1.070%, 01/01/32               $12,700    $   12,700
   Indiana State, Development
     Finance Authority, Historical
     Society Project, RB (LOC:
     Bank One Indiana) (C) (D)
     1.100%, 08/01/31                 1,200         1,200
   Indiana State, Health Facilities
     Financing Authority, Clarian
     Health Partners Project, Ser B,
     RB (C) (D)
     1.050%, 02/15/26                 2,000         2,000
   La Porte County, Industrial
     Economic Development
     Authority, Pedcor
     Investments-Woodland
     Project, RB, AMT
     (LOC: FHLB) (C) (D)
     1.190%, 10/01/29                 2,000         2,000
   Marshall County, Industrial
     Economic Development
     Authority, Culver
     Educational Foundation
     Project, RB (LOC: Bank One)
     (C) (D)
     1.100%, 01/01/35                 8,300         8,300
   Warren Township, Vision 2005,
     Merlots, Ser A-52, RB, FGIC
     (C) (D)
     1.140%, 07/15/20                 6,600         6,600
                                               ----------
                                                   42,240
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
IOWA (0.5%)
   Iowa State, Higher Education
     Authority, Private College-
     Graceland Project, RB (LOC:
     Bank of America) (C) (D)
     1.120%, 02/01/33               $ 3,800    $    3,800
   Sac County, Industrial
     Development Authority,
     Evapco Project, RB, AMT
     (LOC: Bank of America)
     (C) (D)
     1.220%, 07/01/16                 2,840         2,840
                                               ----------
                                                    6,640
                                               ----------
KANSAS (0.3%)
   Sedgwick & Shawnee Counties,
     Ser PT-227, RB (C) (D)
     1.150%, 12/01/22                 3,875         3,875
                                               ----------
KENTUCKY (0.3%)
   Campbell County, Industrial
     Building Authority, Hospital
     Imaging Project, RB (LOC:
     Fifth Third Bank) (C) (D)
     1.080%, 04/01/20                 2,815         2,815
   Kentucky State, Development
     Districts Financing Authority,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.170%, 06/01/33                 1,000         1,000
                                               ----------
                                                    3,815
                                               ----------
MARYLAND (3.7%)
   Howard County, Economic
     Development Authority,
     Norbell School Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 02/01/28                 4,885         4,885

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
   MARYLAND --CONTINUED
   Maryland State, Economic
     Development Authority,
     YMCA Central Maryland
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 04/01/28               $ 5,000    $    5,000
   Maryland State, Ser PA-816,
     GO (C) (D)
     1.080%, 03/01/15                 5,995         5,995
   Montgomery County, Housing
     Opportunities Authority,
     Ser I, RB, AMT (C) (D)
     1.040%, 06/01/30                30,000        30,000
                                               ----------
                                                   45,880
                                               ----------
MASSACHUSETTS (2.5%)
   Massachusetts State,
     Development Finance
     Authority, Ser PT 514,
     RB (C) (D)
     1.080%, 10/01/29                 7,000         7,000
   Massachusetts State, GO,
     FSA (C) (D)
     1.070%, 03/01/10                 9,945         9,945
     1.070%, 07/01/10                14,920        14,920
                                               ----------
                                                   31,865
                                               ----------
MICHIGAN (0.8%)
   Michigan, Ser 2004-2, RB,
     GNMA, (SPA: ABN Amro
     Bank) (C) (D)
     1.180%, 12/20/11                 9,780         9,780
   Oakland County, Economic
     Development Authority,
     Moody Family Limited
     Project, RB, AMT (LOC: Bank
     One Michigan) (C) (D)
     1.270%, 09/01/12                   600           600
                                               ----------
                                                   10,380
                                               ----------

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
MISSOURI (0.3%)
   Carthage, Industrial
     Development Authority,
     Schrieber Project, RB, AMT
     (LOC: First National Bank)
     (C) (D)
     1.120%, 11/01/10               $ 3,100    $    3,100
   Missouri State, Environmental
     Improvement & Energy
     Resource Authority, Utilicorp
     United Project, RB, AMT
     (LOC: Toronto Dominion
     Bank) (C) (D)
     1.120%, 05/01/28                   700           700
                                               ----------
                                                    3,800
                                               ----------
MONTANA (0.7%)
   Missoula County, Economic
     Development Authority,
     Dinny Stranahan Research
     Project, RB (LOC: Northern
     Trust Company) (C) (D)
     1.070%, 06/01/20                 8,500         8,500
                                               ----------
NEVADA (1.2%)
   Clark County, Airport
     Improvement Authority, Sub-
     Lien Ser A-2, RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.090%, 07/01/25                 4,020         4,020
   Nevada State, Ser 344, GO,
     FGIC (C) (D)
     1.120%, 05/15/28                 5,495         5,495
   Nevada State, Ser SG-114, RB
     (A) (C) (D)
     1.100%, 03/01/27                 5,000         5,000
                                               ----------
                                                   14,515
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
NEW JERSEY (3.4%)
   New Jersey State,
     Transportation Authority, Ser
     PA-802, RB, FSA (C) (D)
     1.060%, 12/15/09               $10,000    $   10,000
   New Jersey, Economic
     Development Authority, RB,
     MBIA (C) (D)
     1.060%, 06/15/10                15,675        15,675
     1.060%, 12/15/14                10,660        10,660
   New Jersey, Health Facilities
     Authority, Wood Johnson
     Project, RB (LOC: Wachovia
     Bank) (C) (D)
     1.030%, 07/01/23                 6,500         6,500
                                               ----------
                                                   42,835
                                               ----------
NEW YORK (14.5%)
   Metropolitan New York,
     Transportation Authority, Ser
     PA-1077, RB, FSA (C) (D)
     1.090%, 05/15/10                20,500        20,500
   New York City, Multi-Family
     Housing Finance Authority,
     90 Washington Street, Ser A,
     RB (LOC: KeyBank) (C) (D)
     1.030%, 07/01/35                45,100        45,100
   New York City, Municipal
     Water Financing Authority,
     Ser PA-454 (C) (D)
     1.080%, 07/15/30                14,500        14,500
   New York City, Municipal
     Water Financing Authority,
     Ser SGB-27, RB, FSA (C) (D)
     1.080%, 06/15/24                 9,000         9,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
NEW YORK -- CONTINUED
   New York State, Dormitory
     Authority, Ser PA-781, RB,
     FSA (C) (D)
     1.080%, 05/15/17               $ 6,655    $    6,655
   New York State, Housing
     Finance Agency, 900 8th
     Avenue Housing Project, RB
     (LOC: Keybank) (C) (D)
     1.050%, 11/01/35                40,000        40,000
   New York State, Housing
     Finance Agency, Ser A, RB
     (LOC: FNMA) (C) (D)
     1.050%, 05/15/33                29,000        29,000
   New York State, Local
     Government Assistance,
     Ser PT-410 (C) (D)
     1.080%, 04/01/10                14,925        14,925
   Southeast New York, Industrial
     Development Agency,
     Unilock New York Project,
     RB, AMT (LOC: Bank One)
     (C) (D)
     1.120%, 12/01/12                 2,200         2,200
                                               ----------
                                                  181,880
                                               ----------
NORTH CAROLINA (7.6%)
   Charlotte, Airport Authority,
     Ser A, RB, AMT,
     MBIA (C) (D)
     1.070%, 07/01/17                 3,900         3,900
   Cleveland County, Family
     YMCA, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 08/01/18                 2,500         2,500
   Forsyth County,
     Communications System
     Project, COP (C) (D)
     1.100%, 10/01/12                11,530        11,530

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   Guilford County, Industrial &
     Recreational Facilities
     Authority, YMCA Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 02/01/23               $ 4,900    $    4,900
   North Carolina State, Capital
     Facilities Finance Agency,
     Aquarium Society Project, RB
     (LOC: Bank of America)
     (C) (D)
     1.070%, 06/01/26                20,000        20,000
   North Carolina State,
     Educational Facilities Finance
     Agency, Guilford College
     Project, RB, MBIA (C) (D)
     1.080%, 05/01/24                 2,000         2,000
   North Carolina State, Medical
     Care Authority, Westcare
     Health Systems, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 09/01/22                 4,800         4,800
   North Carolina State, Medical
     Care Commission, Friends
     Homes, RB (LOC: Bank of
     America) (C) (D)
     1.070%, 09/01/33                 7,165         7,165
   North Carolina State, Medical
     Care Community Hospital,
     Lutheran Services for the
     Aging Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.070%, 03/01/28                 8,135         8,135

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
NORTH CAROLINA -- CONTINUED
   University of North Carolina,
     Chapel Hill Hospital, Ser A,
     RB (C) (D)
     1.070%, 02/01/29               $29,810    $   29,810
                                               ----------
                                                   94,740
                                               ----------
OHIO (2.7%)
   Ohio State, Air Quality
     Development Authority, JMG
     Limited Partnership, Ser A,
     RB, AMT (LOC:
     Westdeutsche Landesbank)
     (C) (D)
     1.040%, 04/01/28                 3,000         3,000
   Ohio State, Higher Educational
     Facilities Commission,
     Pooled Financing Project, RB
     (LOC: Fifth Third Bank) (C)
     (D)
     1.170%, 09/01/18                 3,920         3,920
   Rickenbacker, Port Authority,
     YMCA of Central Ohio
     Project, RB (LOC: Fifth Third
     Bank) (C) (D)
     1.070%, 05/01/22                10,500        10,500
   Toledo, City Services, Special
     Assessment (LOC: Bank One)
     (C) (D)
     1.100%, 12/01/04                 8,600         8,600
   Warren County, Health Care
     Improvement, Otterbein
     Project, Ser A, RB (LOC: Fifth
     Third Bank) (C) (D)
     1.050%, 07/01/21                 8,245         8,245
                                               ----------
                                                   34,265
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
PENNSYLVANIA (2.9%)
   Berks County, Industrial
     Development Authority,
     Kutztown University
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.070%, 01/01/27               $13,000    $   13,000
   Cambria County, Industrial
     Development Authority,
     Cambria Cogeneration
     Project, Ser A-1, RB, AMT
     (LOC: Bayerische Hypo-und
     Vereinsbank) (C) (D)
     1.180%, 12/01/28                 7,125         7,125
   Delaware River Port Authority,
     RB, FSA (C) (D)
     1.090%, 01/01/18                 7,000         7,000
   Philadelphia, Industrial
     Development Authority,
     Chemical Heritage
     Foundation Project, RB (LOC:
     Wachovia Bank) (C) (D)
     1.070%, 07/01/27                 9,420         9,420
                                               ----------
                                                   36,545
                                               ----------
RHODE ISLAND (0.5%)
   Rhode Island State, Health &
     Educational Building
     Authority, Ocean Street
     Assistance, RB (LOC:
     Sovereign Bank) (C) (D)
     1.030%, 07/01/31                 6,100         6,100
                                               ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
SOUTH CAROLINA (4.3%)
   Newberry County, Memorial
     Hospital Authority,
     Newberry County Memorial
     Hospital Project, RB (LOC:
     First Union National Bank)
     (C) (D)
     1.070%, 12/01/29               $10,000    $   10,000
   South Carolina State,
     Educational Facilities
     Authority, Charleston
     Southern University Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.070%, 04/01/28                 5,550         5,550
   South Carolina State,
     Educational Facilities
     Authority, Newberry College
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 08/01/22                 3,890         3,890
   South Carolina State, Housing
     Finance & Development
     Authority, Ser PT-1272, RB,
     FHLMC (C) (D)
     1.160%, 12/15/30                10,000        10,000
   South Carolina State, Jobs
     Economic Development
     Authority, Anderson Area
     YMCA Project, RB (LOC:
     Bank of America) (C) (D)
     1.120%, 11/01/24                 7,100         7,100
   South Carolina State, Jobs
     Economic Development
     Authority, Carolina Village
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 02/01/22                   105           105

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
SOUTH CAROLINA -- CONTINUED
   South Carolina State, Jobs
     Economic Development
     Authority, Developmental
     Foundation Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 12/01/10               $ 6,000    $    6,000
   South Carolina State, Jobs
     Economic Development
     Authority, Diversified
     Coating Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 04/01/17                 1,800         1,800
   South Carolina State, Jobs
     Economic Development
     Authority, Sargent Metal
     Fabricators Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.200%, 11/01/22                 2,555         2,555
   South Carolina State, Jobs
     Economic Development
     Authority, YWCA Beaufort
     County Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 12/01/24                 3,450         3,450
   University of South Carolina,
     Development Foundation, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.110%, 12/01/10                 4,000         4,000
                                               ----------
                                                   54,450
                                               ----------

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
TENNESSEE (2.1%)
   Covington, Industrial
     Development Board, Charms
     Project, RB, AMT (LOC: Bank
     of America) (C) (D)
     1.120%, 06/01/27               $ 3,000    $    3,000
   Knox County, Industrial
     Development Board,
     Educational Services of
     America Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 12/01/22                 3,705         3,705
   Metropolitan Government
     Nashville & Davidson
     County, Nashville Christian
     School Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.110%, 09/01/23                 1,665         1,665
   Nashville and Davidson
     Counties, Industrial
     Development Board,
     Nashville Symphony Hall
     Project, RB (LOC: Bank of
     America) (C) (D)
     1.070%, 12/01/31                 3,000         3,000
   Tennessee State,  Local
     Development Authority,
     BAN, Ser A (C) (D)
     3.000%, 05/31/05                15,000        15,220
                                               ----------
                                                   26,590
                                               ----------
TEXAS (4.9%)
   Coastal Bend, Health Facilities
     Development Authority,
     Incarnate World Health
     Systems Project, Ser B, RB,
     AMBAC (C) (D)
     1.050%, 08/15/28                17,400        17,400

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
TEXAS -- CONTINUED
   Houston, Airport System, Ser
     SG-149, RB, FSA (C) (D)
     1.120%, 07/01/28               $17,500    $   17,500
   Houston, Higher Education
     Finance Authority, Rice
     University, Ser SG-139,
     RB (C) (D)
     1.100%, 11/15/29                 3,100         3,100
   Houston, Water & Sewer
     System Authority, Ser SG-78,
     RB (C) (D)
     1.100%, 12/01/25                 8,835         8,835
   Pearland, Independent School
     District, Ser SG-106, GO (C)
     (D)
     1.100%, 02/15/22                   600           600
   Texas State, Eagle Trust, Ser
     991301, GO (C) (D)
     1.120%, 06/01/25                 9,900         9,900
   Texas State, Lower Colorado
     River Authority, Merlots, Ser
     ZZZ, RB (C) (D)
     1.140%, 10/01/28                 3,500         3,500
                                               ----------
                                                   60,835
                                               ----------
VIRGINIA (9.7%)
   Alexandria, Redevelopment &
     Housing Authority, Ser
     PT1251 (C) (D)
     1.250%, 10/07/04                 4,495         4,495
   Arlington County, GO (C) (D)
     1.070%, 07/22/04                 4,700         4,700

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Charlottesville, Industrial
     Development Authority,
     Seminole Project, Ser A, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 12/01/13               $ 3,635    $    3,635
   Chesterfield County, Industrial
     Development Authority, RB
     (SPA: Merrill Lynch) (C) (D)
     1.180%, 02/15/07                 7,995         7,995
   Clarke County, Industrial
     Development Authority,
     Powhatan School District
     Project, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 09/01/22                 1,600         1,600
   Danville, Industrial
     Development Authority,
     Institute of Advanced
     Research Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 08/01/12                 7,355         7,355
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser A, RB (C) (D)
     0.990%, 10/01/25                 3,500         3,500
   Fairfax County, Industrial
     Development Authority,
     Innovations Health Systems,
     RB (C) (D)
     0.990%, 01/01/30                 4,465         4,465
   Fairfax County, Ser 392, COP
     (C) (D)
     1.110%, 04/15/32                 7,450         7,450

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Front Royal & Warren County,
     Industrial Development
     Authority, Warren Memorial
     Hospital Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 05/01/23               $ 2,945    $    2,945
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 07/01/29                 7,040         7,040
   Louisa County, Industrial
     Development Authority,
     University of Virginia Health
     Services Foundation, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.080%, 10/01/30                 3,000         3,000
   Norfolk, Eagle Trust,
     Ser 944601, GO (C) (D)
     1.120%, 06/01/05                 9,900         9,900
   Rockingham County, Industrial
     Development Authority,
     Sunnyside Presbyterian, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 12/01/33                10,600        10,600
   Shenandoah County, Industrial
     Development Authority,
     Shenandoah Memorial
     Hospital, RB (LOC: Branch
     Banking & Trust) (C) (D)
     1.100%, 11/01/14                 3,520         3,520
   University of Virginia, Merlots,
     Ser B-31, RB (C) (D)
     1.140%, 06/01/27                 4,745         4,745

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia Beach, Development
     Authority, Production Road
     Ventures, RB (LOC: Wachovia
     Bank) (C) (D)
     1.200%, 09/01/16               $ 1,200    $    1,200
   Virginia Beach, Development
     Authority, Ser PT-1146,
     RB (C) (D)
     1.110%, 07/01/06                 6,830         6,830
   Virginia College, Building
     Authority, Shenandoah
     University Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.070%, 05/01/32                 3,000         3,000
   Virginia State, Biotechnology
     Research Park Authority, RB
     (LOC: Wachovia Bank) (C) (D)
     1.070%, 04/01/27                 6,890         6,890
   Virginia State, Public School
     Authority, RB (C) (D)
     1.120%, 08/01/17                 4,180         4,180
   Virginia State, Public School
     Authority, Ser PT-1619,
     RB (C) (D)
     1.080%, 08/01/17                 2,500         2,500
   Virginia, Ser2003-33, RB, MBIA
     (SPA: ABN-Amro Bank)
     (C) (D)
     1.100%, 04/01/11                 5,370         5,370
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.070%, 10/01/35                 4,220         4,220
                                               ----------
                                                  121,135
                                               ----------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
WASHINGTON (2.5%)
   King County, Housing
     Authority, RB (C) (D)
     1.080%, 09/20/42               $ 5,500    $    5,500
   King County, Water & Sewer
     Authority, RB, FSA (C) (D)
     1.100%, 01/01/10                 7,495         7,495
   Seattle, Ser 348, GO (C) (D)
     1.120%, 12/15/28                 4,495         4,495
   Washington State, Merlots, Ser
     B-23, GO, MBIA (C) (D)
     1.140%, 12/01/25                10,000        10,000
   Washington State, Public Power
     Supply System, Nuclear
     Power Project No.1, Ser 1A-1,
     RB (LOC: Bank of America)
     (C) (D)
     1.050%, 07/01/17                 3,945         3,945
                                               ----------
                                                   31,435
                                               ----------
WISCONSIN (0.3%)
   Appleton, Industrial
     Development Authority, Pro
     Label Project, RB, AMT (LOC:
     Bank One) (C) (D)
     1.370%, 11/01/12                   585           585
   Germantown, Industrial
     Development Authority,
     Speaker Project, RB, AMT
     (LOC: Bank One Milwaukee)
     (C) (D)
     1.370%, 08/01/11                   625           625
   Holland, Industrial
     Development Authority,
     White Clover Dairy Project,
     RB, AMT (LOC: Bank One
     Wisconsin) (C) (D)
     1.270%, 06/01/13                 1,040         1,040

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


TAX-EXEMPT MONEY MARKET FUND--CONCLUDED
----------------------------------------------------------
                                 FACE AMOUNT
                                (000)/SHARES   VALUE (000)
----------------------------------------------------------
WISCONSIN --CONTINUED
   Oconomowoc, Industrial
     Development Authority,
     Quest Technologies Project,
     RB, AMT (LOC: Bank One
     Wisconsin) (C) (D)
     1.270%, 05/01/18               $ 1,255    $    1,255
                                               ----------
                                                    3,505
                                               ----------
Total Municipal Bonds
     (Cost $1,234,771)                          1,234,771
                                               ----------

OTHER (2.2%)
   Puttable Floating Rate Option,
     Tax-Exempt Receipts,
     Cl A (C) (D)
     1.160%, 01/01/32                17,400        17,400
   Puttable Floating Rate Option,
     Tax-Exempt Receipts,
     Cl B (C) (D)
     1.200%, 01/01/32                10,000        10,000
                                               ----------
Total Other
     (Cost $27,400)                                27,400
                                               ----------

CASH EQUIVALENT (0.4%)
   Goldman Sachs Financial Square
     Funds, Tax Free Money
     Market Fund                  4,876,073         4,876
                                               ----------
Total Cash Equivalent
     (Cost $4,876)                                  4,876
                                               ----------

Total Investments (101.1%)
   (Cost $1,267,047)                            1,267,047
                                               ----------

----------------------------------------------------------

                                               VALUE (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.1%)
Receivable from Affiliated Funds               $        4
Payable to Adviser                                     (4)
Investment Advisory Fees Payable                     (489)
Administration Fees Payable                           (75)
Distribution Fees Payable                             (29)
Custodian Fees Payable                                 (5)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (6)
Trustees' Fees Payable                                 (1)
Other Assets and Liabilities, Net                 (13,351)
                                               ----------
Total Other Assets and Liabilities                (13,956)
                                               ----------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 978,260,703 outstanding
   shares of beneficial interest                  978,261
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 274,481,428 outstanding
   shares of beneficial interest                  274,482
Accumulated net realized gain
   on investments                                     348
                                               ----------
Total Net Assets (100.0%)                      $1,253,091
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($978,548,237 / 978,260,703 shares)         $     1.00
                                               ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($274,542,338 / 274,481,428 shares)         $     1.00
                                               ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------


U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (82.7%)
   FFCB
     1.000%, 01/28/05               $20,000      $ 20,000
     1.000%, 05/16/05                25,000        24,995
   FFCB (C) (D)
     0.980%, 08/24/04                15,000        14,998
   FHLB
     1.166%, 09/29/04                25,000        25,000
     1.400%, 04/01/05                20,000        19,999
     1.200%, 04/01/05                15,000        14,996
   FHLB, Ser 423
     1.156%, 12/17/04                45,200        45,197
   FHLB, Ser RX04
     1.141%, 06/09/04                53,000        53,000
   FHLB, Ser VI04
     1.186%, 10/06/04                25,000        25,000
   FHLB, Ser YP04
     1.166%, 12/15/04                25,000        25,000
   FHLMC Discount Note (E)
     1.210%, 06/21/04                15,000        14,990
     1.471%, 11/23/04                10,000         9,929
   FHLMC, Ser 3, MTN
     1.520%, 12/24/04                10,000        10,000
   FNMA
     1.196%, 08/13/04                35,000        35,000
     1.030%, 08/23/04                40,000        40,000
     1.360%, 02/15/05                15,000        15,000
     1.030%, 02/23/05                50,000        50,000
     1.018%, 05/03/05                25,000        24,995
   FNMA Discount Note (E)
     1.096%, 06/02/04                15,000        15,000
     1.212%, 07/01/04                10,000         9,990
     1.358%, 08/20/04                10,000         9,970
     1.210%, 09/17/04                10,000         9,964
     1.167%, 10/13/04                15,000        14,935
     1.440%, 11/17/04                10,000         9,933
     1.079%, 12/16/04                10,000         9,941
     1.214%, 01/07/05                20,000        19,847
     1.245%, 02/04/05                20,000        19,830
     1.573%, 04/01/05                10,000         9,869

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS --CONTINUED
   FNMA Discount Note (E)
     1.420%, 11/03/04              $ 25,000      $ 24,848
   FRMMT
     1.045%, 02/24/05                30,000        30,000
   SLMA
     1.126%, 08/19/04                24,750        24,750
     1.136%, 10/21/04                25,000        25,000
                                                 --------
Total U.S. Government Agency Obligations
     (Cost $701,976)                              701,976
                                                 --------
REPURCHASE AGREEMENTS (17.3%)
   ABN-Amro
     0.980%, dated 05/28/04, matures
     06/01/04, repurchase price
     $14,863,660 (collateralized by
     U.S. Government Obligations:
     total market value
     $15,159,934) (B)                14,862        14,862
   Banque Nationale de Paris
     0.980%, dated 05/28/04, matures
     06/01/04, repurchase price
     $44,204,073 (collateralized by
     U.S. Government Obligations:
     total market value
     $45,084,994) (B)                44,201        44,201
   Bear Stearns
     1.020%, dated 05/28/04, matures
     06/01/04, repurchase price
     $10,285,698 (collateralized by
     U.S. Government Obligations:
     total market value
     $10,493,238) (B)                10,285        10,285

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -- concluded
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Lehman Brothers
     1.040%, dated 05/28/04, matures
     06/01/04, repurchase price
     $25,338,875 (collateralized by
     U.S. Government Obligations:
     total market value
     $25,845,664) (B)               $25,337      $ 25,337
   Merrill Lynch
     1.020%, dated 05/28/04, matures
     06/01/04, repurchase price
     $20,722,235 (collateralized by
     U.S. Government Obligations:
     total market value
     $21,135,990) (B)                20,721        20,721
   Morgan Stanley Dean Witter
     1.010%, dated 05/28/04, matures
     06/01/04, repurchase price
     $15,765,809 (collateralized by
     U.S. Government Obligations:
     total market value
     $16,079,795) (B)                15,765        15,765
   UBS Warburg
     1.010%, dated 05/28/04, matures
     06/01/04, repurchase price
     $16,134,092 (collateralized by
     U.S. Government Obligations:
     total market value
     $16,457,300) (B)                16,133        16,133
                                                 --------
Total Repurchase Agreements
     (Cost $147,304)                              147,304
                                                 --------
Total Investments (100.0%)
   (Cost $849,280)                                849,280
                                                 --------

----------------------------------------------------------

                                               VALUE (000)
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
Receivable from Affiliated Funds                 $      3
Payable to Adviser                                     (3)
Investment Advisory Fees Payable                     (399)
Administration Fees Payable                           (49)
Distribution Fees Payable                             (27)
Custodian Fees Payable                                 (4)
Transfer Agent Shareholder
   Servicing Fees Payable                              (4)
Trustees' Fees Payable                                 (1)
Other Assets and Liabilities, Net                     628
                                                 --------
Total Other Assets and Liabilities                    144
                                                 --------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 615,314,726 outstanding
   shares of beneficial interest                  615,291
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 234,098,509 outstanding
   shares of beneficial interest                  234,121
Undistributed net investment income                    11
Accumulated net realized gain on investments            1
                                                 --------
Total Net Assets (100.0%)                        $849,424
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($615,323,580 / 615,314,726 shares)           $   1.00
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($234,100,470 / 234,098,509 shares)           $   1.00
                                                 ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------


U.S. TREASURY MONEY MARKET FUND
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS (32.1%)
   U.S. Treasury Bills (E)
     0.945%, 06/15/04              $125,000    $  124,961
     0.901%, 06/17/04               160,000       159,936
   U.S. Treasury Notes
     1.625%, 04/30/05               100,000       100,220
     6.750%, 05/15/05                10,000        10,485
                                               ----------
Total U.S. Treasury Obligations
     (Cost $395,602)                              395,602
                                               ----------
REPURCHASE AGREEMENTS (68.8%)
   ABN-Amro
     0.960% dated 05/28/04, matures
     06/01/04, repurchase price
     $165,491,004 (collateralized by
     U.S. Treasury obligations:
     total market value
     $168,788,412) (B)              165,478       165,478
   Banque de Paribas
     0.950% dated 05/28/04, matures
     06/01/04, repurchase price
     $60,007,824 (collateralized by
     U.S. Treasury obligations:
     total market value
     $61,203,379) (B)                60,003        60,003
   Bear Stearns
     0.930% dated 05/28/04, matures
     06/01/04, repurchase price
     $9,862,929 (collateralized by
     U.S. Treasury obligations:
     total market value
     $10,064,124) (B)                 9,862         9,862
   Deutsche Bank
     0.970% dated 05/28/04, matures
     06/01/04, repurchase price
     $214,534,295 (collateralized by
     U.S. Treasury obligations:
     total market value
     $218,807,800) (B)              214,517       214,517

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
   Dresdner Bank
     0.950% dated 05/28/04, matures
     06/01/04, repurchase price
     $61,563,862 (collateralized by
     U.S. Treasury obligations:
     total market value
     $62,793,557) (B)              $ 61,559    $   61,559
   Greenwich Capital
     0.960% dated 05/28/04, matures
     06/01/04, repurchase price
     $57,236,654 (collateralized by
     U.S. Treasury obligations:
     total market value
     $58,378,879) (B)                57,232        57,232
   JPMorgan
     0.950% dated 05/28/04, matures
     06/01/04, repurchase price
     $55,144,258 (collateralized by
     U.S. Treasury obligations:
     total market value
     $56,245,143) (B)                55,140        55,140
   Lehman Brothers
     0.950% dated 05/28/04, matures
     06/01/04, repurchase price
     $60,641,645 (collateralized by
     U.S. Treasury obligations:
     total market value
     $61,850,036) (B)                60,637        60,637
   Merrill Lynch
     0.950% dated 05/28/04, matures
     06/01/04, repurchase price
     $60,495,198 (collateralized by
     U.S. Treasury obligations:
     total market value
     $61,701,621) (B)                60,491        60,491

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


U.S. TREASURY MONEY MARKET FUND -- concluded

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
   Morgan Stanley Dean Witter
     0.960% dated 05/28/04, matures
     06/01/04, repurchase price
     $61,008,073 (collateralized by
     U.S. Treasury obligations:
     total market value
     $62,223,450) (B)              $ 61,003    $   61,003
   UBS Warburg
     0.970% dated 05/28/04, matures
     06/01/04, repurchase price
     $43,344,539 (collateralized by
     U.S. Treasury obligations:
     total market value
     $44,210,805) (B)                43,341        43,341
                                               ----------
Total Repurchase Agreements
     (Cost $849,263)                              849,263
                                               ----------

Total Investments (100.9%)
   (Cost $1,244,865)                           $1,244,865
                                               ==========

PERCENTAGES ARE BASED UPON NET ASSETS OF $1,233,966,084.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------


VIRGINIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
MUNICIPAL BONDS (98.9%)
VIRGINIA (95.4%)
   Albemarle County, Industrial
     Development Authority,
     Eldercare Gardens Project, RB
     (LOC: Bank of America)
     (C) (D)
     1.070%, 12/01/05              $  2,445      $  2,445
   Albemarle County, Industrial
     Development Authority,
     University of Virginia Health
     Services Project, RB (LOC:
     First Union National
     Bank) (C) (D)
     1.070%, 10/01/22                 6,360         6,360
   Alexandria, Industrial
     Development Authority,
     Alexandria County Day
     School, RB (LOC: First Union
     National Bank) (C) (D)
     1.120%, 06/01/25                 4,400         4,400
   Alexandria, Industrial
     Development Authority,
     American Red Cross Project,
     RB (LOC: First Union
     National Bank) (C) (D)
     1.120%, 01/01/09                 2,515         2,515
   Alexandria, Industrial
     Development Authority,
     Association for Supervision &
     Currency Project, RB (LOC:
     First Union National Bank)
     (C) (D)
     1.070%, 07/01/23                 1,485         1,485

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Alexandria, Industrial
     Development Authority,
     Pooled Loan Program, Sub-
     Ser A, RB (LOC: Bank of
     America) (C) (D)
     1.070%, 07/01/26              $  1,000      $  1,000
   Alexandria, Redevelopment &
     Housing Authority, Ser PT
     1444, RB (C) (D)
     1.160%, 12/01/04                 1,000         1,000
   Arlington County, Ballston
     Public Parking Project, RB
     (LOC: Citibank) (C) (D)
     1.070%, 08/01/17                 7,000         7,000
   Ashland, Industrial
     Development Authority,
     Health & Community
     Services Facilities Authority,
     YMCA Greater Richmond
     Project, Ser A, RB (LOC: First
     Union National Bank) (C) (D)
     1.070%, 11/01/20                 8,740         8,740
   Ashland, Industrial
     Development Authority,
     Interflex Group Project, RB,
     AMT (LOC: First Union
     National Bank) (C) (D)
     1.200%, 07/01/19                 5,400         5,400
   Charles City County, Economic
     Development Authority,
     Waste Management Inc.
     Project, RB (LOC: JP Morgan
     Chase)
     (C) (D)
     1.120%, 02/01/29                 4,000         4,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Chesapeake Bay, Bridge & Tunnel
     Community District Authority,
     General Resolution Project, RB,
     MBIA (C) (D)
     1.120%, 07/01/25              $  6,755      $  6,755
   Chesterfield County, Industrial
     Development Authority,
     Virginia State University Real
     Estate, Ser A, RB (LOC: Bank of
     America) (C) (D)
     1.077%, 07/01/29                 1,265         1,265
   Clark County, Industrial
     Development Authority,
     Winchester Medical Center
     Project, RB, FSA (C) (D)
     1.080%, 01/01/30                10,000        10,000
   Danville, Industrial Development
     Authority, Institute of
     Advanced Research Project, RB
     (LOC: Branch Banking & Trust)
     (C) (D)
     1.100%, 08/01/12                 3,640         3,640
   Fairfax County, Economic
     Development Authority, Cable
     Access Recovery, Ser A, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.170%, 05/01/25                 1,265         1,265
   Fairfax County, Economic
     Development Authority, Flint
     Hill School Project, RB (LOC:
     First Union National Bank)
     (C) (D)
     1.100%, 09/01/21                 4,760         4,760

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Fairfax County, Industrial
     Development Authority,
     Fairfax Hospital Project,
     Ser B, RB (C) (D)
     0.990%, 10/01/25              $  2,000      $  2,000
   Fairfax County, Industrial
     Development Authority, Inova
     Services Project, Ser A,
     RB (C) (D)
     0.990%, 01/15/22                 1,000         1,000
   Fairfax County, Ser 392,
     COP (C) (D)
     1.110%, 04/15/32                 6,990         6,990
   Fairfax County, Water Authority,
     Municipal Trade Receipts
     Project, RB (C) (D)
     1.110%, 04/01/30                 7,850         7,850
   Front Royal & Warren County,
     Industrial Development
     Authority, Warren Memorial
     Hospital Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 05/01/23                   580           580
   Greenville County, Industrial
     Development Authority, Blue
     Ridge School Project, RB (LOC:
     Branch Banking & Trust)
     (C) (D)
     1.100%, 06/01/26                 5,900         5,900
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon Pointe
     Project, RB, AMT, FNMA
     (C) (D)
     1.060%, 06/15/26                 4,537         4,537

--------------------------------------------------------------------------------

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Hampton, Redevelopment &
     Housing Authority, Multi-
     Family Housing, Avalon at
     Hampton Inn Project, Ser A,
     RB (LOC: Credit Suisse First
     Boston) (C) (D)
     1.050%, 06/15/26              $  2,750      $  2,750
   Hanover County, Industrial
     Development Authority,
     Covenant Woods Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 07/01/29                10,170        10,170
   Henrico County, Economic
     Development Authority,
     Stewart School Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 07/01/33                 3,000         3,000
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser D, RB (C) (D)
     1.030%, 02/15/38                 6,000         6,000
   Loudoun County, Industrial
     Development Authority,
     Howard Hughes Medical
     Project, Ser F, RB (C) (D)
     1.020%, 02/15/38                 4,400         4,400
   Louisa County, Industrial
     Development Authority,
     Pooled Financing Project, RB
     (LOC: Bank of America)
     (C) (D)
     1.070%, 01/01/20                 1,260         1,260

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Lynchburg, Industrial
     Development Authority,
     Aerofin Project, RB, AMT
     (LOC: PNC Bank) (C) (D)
     1.160%, 03/01/29              $  2,075      $  2,075
   Lynchburg, Industrial
     Development Authority,
     Educational Facilities,
     Randolph Macon Project, RB
     (LOC: Wachovia Bank)
     (C) (D)
     1.070%, 09/01/23                 7,935         7,935
   Newport News, Economic
     Development Authority,
     Jefferson Point Development
     Project, RB (LOC: Credit
     Suisse First Boston) (C) (D)
     1.070%, 11/01/11                 5,200         5,200
   Newport News,
     Redevelopment & Housing
     Authority, Ser PT 1374, RB
     (C) (D)
     1.100%, 07/01/25                 9,135         9,135
   Norfolk, Industrial
     Development Authority,
     Children's Hospital Facilities
     Project, RB (LOC: Wachovia
     Bank) (C) (D)
     1.070%, 06/01/20                15,300        15,300
   Norfolk, Redevelopment &
     Housing Authority, Old
     Dominion Project, RB (LOC:
     Bank of America) (C) (D)
     1.070%, 08/01/33                 3,000         3,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


VIRGINIA TAX-FREE MONEY MARKET FUND--CONTINUED
----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Norfolk, Redevelopment &
     Housing Authority, Old
     Dominion University Project,
     Ser B, RB (LOC: Bank of
     America) (C) (D)
     1.070%, 08/01/33              $  4,400      $  4,400
   Norfolk, Ser 944601, GO (C) (D)
     1.120%, 06/01/05                12,500        12,500
   Orange County, Industrial
     Development Authority,
     Zamma Project, RB (LOC:
     SouthTrust Bank) (C) (D)
     1.260%, 12/01/22                 2,000         2,000
   Peninsula, Ports Authority,
     Dominion Term Project, Ser
     C, RB (C) (D)
     1.020%, 07/01/16                 1,805         1,805
   Peninsula, Ports Authority,
     Riverside Health Systems
     Project, RB (C) (D)
     1.100%, 07/01/37                 5,000         5,000
   Portsmouth, Industrial
     Development Authority,
     Fairwood Homes Project, Ser
     A, RB (LOC: Bank of
     America) (C) (D)
     1.080%, 11/01/27                 2,720         2,720
   Prince Edward County,
     Industrial Development
     Authority, Eldercare of
     Virginia Project, RB (LOC:
     Bank of America) (C) (D)
     1.070%, 08/01/05                 2,050         2,050

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Prince George County,
     Industrial Development
     Authority, Metropolitan Span
     Project, RB, AMT (LOC: Bank
     One Texas) (C) (D)
     1.270%, 09/01/19              $  5,155      $  5,155
   Richmond, Redevelopment &
     Multi-Family Housing
     Authority, Belmont
     Apartments Project, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.070%, 04/01/07                 1,840         1,840
   Roanoke, Industrial
     Development Authority,
     Hollins University Project, RB
     (LOC: First Union National
     Bank) (C) (D)
     1.070%, 05/01/15                 5,500         5,500
   University of Virginia, Ser A,
     RB (C) (D)
     1.030%, 06/01/34                11,000        11,000
   Virginia Beach, Development
     Authority, Multi-Family
     Housing, Ser PT 1146, RB
     (C) (D)
     1.110%, 07/01/06                 6,000         6,000
   Virginia Beach, Industrial
     Development Authority,
     Ocean Ranch Project, RB
     (LOC: Branch Banking &
     Trust) (C) (D)
     1.100%, 07/01/17                 1,815         1,815
   Virginia State, Commonwealth
     Transportation Board
     Authority, Ser SG 134,
     RB (C) (D)
     1.100%, 05/15/22                 2,600         2,600

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Virginia State, Housing
     Development Authority, Sub-
     Ser I-1, RB, AMT (C) (D)
     3.750%, 01/01/05              $  1,000      $  1,014
   Virginia State, Port Authority,
     Ser SG 111, RB (C) (D)
     1.150%, 07/01/24                14,705        14,705
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA
     (C) (D)
     1.110%, 08/01/19                 1,785         1,785
   Virginia State, Public School
     Authority, Ser 431, RB (C) (D)
     1.080%, 08/01/06                 2,500         2,500
   Virginia State, Public School
     Authority, Ser A PT 1619, RB
     (C) (D)
     1.080%, 08/01/17                 8,535         8,535
   Virginia State, Resource
     Authority, Clean Water
     Project, Ser PA 790,
     RB (C) (D)
     1.100%, 10/01/16                 1,800         1,800
   Virginia State, Small Business
     Financing Authority, Clark
     County Industrial
     Development Project, RB,
     AMT (LOC: Branch Banking
     & Trust) (C) (D)
     1.200%, 07/01/25                 1,785         1,785
   Virginia State, Transportation
     Board Authority, Eagle Trust,
     Ser 994601, RB (C) (D)
     1.120%, 05/15/19                10,560        10,560

----------------------------------------------------------
                                     FACE
                                 AMOUNT (000)  VALUE (000)
----------------------------------------------------------
VIRGINIA -- CONTINUED
   Williamsburg, Industrial
     Development Authority,
     Colonial Williamsburg
     Museum Foundation Project,
     RB (LOC: Bank of America)
     (C) (D)
     1.070%, 12/01/18              $    600      $    600
                                                 --------
                                                  278,781
                                                 --------
PUERTO RICO (3.5%)
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, RB, MBIA (C) (D)
     1.050%, 07/01/26                 1,800         1,800
   Puerto Rico Commonwealth,
     Highway And Transportation
     Authority, RB, FSA (C) (D)
     1.050%, 07/01/18                   995           995
   Puerto Rico Commonwealth,
     Ser PT-700, RB (C) (D)
     1.050%, 07/01/16                 2,000         2,000
   Puerto Rico, Electric Power
     Authority, RB (C) (D)
     1.050%, 07/01/16                 2,500         2,500
   Puerto Rico, Municipal
     Financial Authority (C) (D)
     1.050%, 08/01/19                 3,000         3,000
                                                 --------
                                                   10,295
                                                 --------
Total Municipal Bonds
     (Cost $289,076)                              289,076
                                                 --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


VIRGINIA TAX-FREE MONEY MARKET FUND--CONCLUDED
----------------------------------------------------------

                                     SHARES    VALUE (000)
----------------------------------------------------------
CASH EQUIVALENT (1.0%)
   Federated Virginia Municipal
     Cash Trust,
     Institutional Class          2,921,338      $  2,921
                                                 --------
Total Cash Equivalent
     (Cost $2,921)                                  2,921
                                                 --------
Total Investments (99.9%)
   (Cost $291,997)                                291,997
                                                 --------

OTHER ASSETS AND LIABILITIES (0.1%)
Receivable from Affiliated Funds                        1
Investment Advisory Fees Payable                     (101)
Administration Fees Payable                           (17)
Custodian Fees Payable                                 (1)
Distribution Fees Payable                             (17)
Transfer Agent Shareholder Servicing
   Fees Payable                                        (1)
Other Assets and Liabilities, Net                     437
                                                 --------
Total Other Assets and Liabilities                    301
                                                 --------

----------------------------------------------------------

                                               VALUE (000)
----------------------------------------------------------
NET ASSETS:
Paid in Capital -- T Shares
   (unlimited authorization -- no par value)
   based on 173,926,194 outstanding
   shares of beneficial interest                 $173,920
Paid in Capital -- A Shares
   (unlimited authorization -- no par value)
   based on 118,306,519 outstanding
   shares of beneficial interest                  118,313
Accumulated net realized gain on investments           65
                                                 --------
Total Net Assets (100.0%)                        $292,298
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- T Shares
   ($173,958,738 / 173,926,194 shares)           $   1.00
                                                 ========

Net Asset Value, Offering and Redemption
   Price Per Share -- A Shares
   ($118,339,269 / 118,306,519 shares)           $   1.00
                                                 ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 37.

--------------------------------------------------------------------------------


                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
              THE STATEMENTS OF NET ASSETS/SCHEDULE OF INVESTMENTS

AMBAC     Security insured by the American Municipal Bond Assurance Corporation
AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
Cl        Class
COP       Certificate of Participation
FFCB      Federal Farm Credit Bank
FGIC      Security insured by the Financial Guaranty Insurance Company
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FRMMT     Farmer Mac Medium Term Note
FSA       Security insured by Financial Securities Assurance
GNMA      Government National Mortgage Association
GO        General Obligation
LOC       Letter of Credit
MBIA      Security insured by the Municipal Bond Insurance Association
MTN       Medium Term Note
RB        Revenue Bond
Ser       Series
SLMA      Student Loan Marketing Association
SPA       Special Assessment
(A) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(B)       Tri-Party Repurchase Agreement
(C) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 2004.
(D) Demand and interest rate reset features give these securities a shorter effective maturity date.
(E)       The rate shown is the effective yield at the time of purchase.
(1) L Shares have a contingent deferred sales charge. For a description of a possible sales charge, see the prospectus.

                       This page intentionally left blank

STATEMENT OF ASSETS & LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS MAY 31, 2004

                                                                                     U.S. TREASURY
                                                                                     MONEY MARKET
                                                                                         FUND
                                                                                     -------------
Assets:
   Investments, excluding Repurchase Agreements, at Market Value (Cost $395,602) ...  $  395,602
   Repurchase Agreements (Cost $849,263) ...........................................     849,263
   Receivable for Investment Securities Sold .......................................     113,000
   Income Receivable ...............................................................       2,723
   Receivable from Affiliated Funds ................................................           3
   Receivable from Distributor .....................................................           1
   Prepaid Expenses ................................................................          38
                                                                                      -----------
   Total Assets ....................................................................   1,360,630
                                                                                      -----------
Liabilities:
   Payable for Investment Securities Purchased .....................................     125,621
   Income Distribution Payable .....................................................         298
   Investment Advisory Fee Payable .................................................         598
   Administration Fees Payable .....................................................          73
   Transfer Agent Shareholder Servicing Fees .......................................           5
   Custody Fees Payable ............................................................           6
   Payable to Adviser ..............................................................           3
   Trustees' Fees Payable ..........................................................           1
   Accrued Expenses ................................................................          59
                                                                                      -----------
   Total Liabilities ...............................................................     126,664
                                                                                      -----------
   Total Net Assets ................................................................  $1,233,966
                                                                                      ===========

Net Assets:
   Paid in Capital-- T Shares (unlimited authorization-- no par value)
     based on 1,233,170,054 outstanding shares of beneficial interest ..............  $1,233,170
   Paid in Capital-- A Shares (unlimited authorization-- no par value)
      based on 400,787 outstanding shares of beneficial interest ...................         401
   Distributions in Excess of Net Investment Income ................................         (21)
   Accumulated Net Realized Gain on Investments ....................................         416
                                                                                      -----------
   Total Net Assets ................................................................  $1,233,966
                                                                                      ===========

   Net Asset Value, Offering and Redemption Price Per Share -- T Shares
     ($1,233,565,295 / 1,233,170,054 shares) .......................................       $1.00
                                                                                      ===========

   Net Asset Value, Offering and Redemption Price Per Share -- A Shares
     ($400,789 / 400,787 shares) ...................................................       $1.00
                                                                                      ===========

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEAR ENDED MAY 31, 2004

                                                              TAX-EXEMPT   U.S. GOVERNMENT                     VIRGINIA
                                              PRIME QUALITY      MONEY       SECURITIES      U.S. TREASURY     TAX-FREE
                                              MONEY MARKET      MARKET      MONEY MARKET         MONEY       MONEY MARKET
                                                  FUND           FUND           FUND          MARKET FUND        FUND
                                              -------------   ----------   ---------------   -------------   ------------
Investment Income:
   Interest Income .........................   $ 64,117        $ 13,442        $ 10,191        $ 10,997        $  3,171
   Dividend Income .........................      2,346             258              --              --              33
                                               --------        --------        --------        --------        --------
   Total Investment Income .................     66,463          13,700          10,191          10,997           3,204
                                               --------        --------        --------        --------        --------
Expenses:
   Investment Advisory Fees ................     37,505           7,476           6,110           7,356           1,269
   Administration Fees .....................      3,954             932             644             776             217
   Distribution Fees -- A Shares ............     3,763             401             399              --             439
   Distribution Fees -- L Shares ............       184              --              --              --              --
   Transfer Agent Shareholder Servicing Fees        154              36              25              30               8
   Custodian Fees ..........................        183              33              22              28               8
   Trustee Fees ............................         61              14              10              12               3
   Professional Fees .......................        226              55              34              48              13
   Registration Fees .......................        196              46              39              35              10
   Printing Expenses .......................        174              44              24              37              10
   Transfer Agent Fees -- T Shares ..........        17              16              16              16              16
   Transfer Agent Fees -- A Shares ..........        26              13              15               5              12
   Transfer Agent Fees -- L Shares ..........        23              --              --              --              --
   Transfer Agent Out of Pocket Expenses ...        191              45              31              38              11
   Insurance and Other Fees ................        189              40              24              50               6
                                               --------        --------        --------        --------        --------
   Total Expenses ..........................     46,846           9,151           7,393           8,431           2,022
                                               --------        --------        --------        --------        --------

   Less: Investment Advisory
         Fees Waived .......................     (6,339)         (1,342)           (843)         (1,016)             --
         Distribution Fees Waived/
         Reimbursement from Distributor --
         A Shares ..........................       (450)            (74)            (64)             (5)           (254)
         Distribution Fees Waived --
         L Shares ..........................       (135)             --              --              --              --
                                               --------        --------        --------        --------        --------
   Net Expenses ............................     39,922           7,735           6,486           7,410           1,768
                                               --------        --------        --------        --------        --------
Net Investment Income ......................     26,541           5,965           3,705           3,587           1,436
                                               --------        --------        --------        --------        --------
Net Realized Gain on
   Securities Sold .........................        655             353              27             628              87
                                               --------        --------        --------        --------        --------
Net Increase in Net Assets
   from Operations .........................   $ 27,196        $  6,318        $  3,732        $  4,215        $  1,523
                                               ========        ========        ========        ========        ========

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE YEARS ENDED MAY 31,

                                                                                                              U.S. GOVERNMENT
                                                       PRIME QUALITY                TAX-EXEMPT                  SECURITIES
                                                     MONEY MARKET FUND           MONEY MARKET FUND           MONEY MARKET FUND
                                                --------------------------   -------------------------   --------------------------
                                                 06/01/03-      06/01/02-     06/01/03-     06/01/02-     06/01/03-      06/01/02-
                                                 05/31/04       05/31/03      05/31/04      05/31/03      05/31/04       05/31/03
                                                -----------    -----------   -----------   -----------   -----------    -----------
Operations:
  Net Investment Income ......................  $    26,541    $    65,189   $     5,965   $     9,430   $     3,705    $    11,619
  Net Realized Gain (Loss) on Investments Sold          655            (79)          353           145            27             --
                                                -----------    -----------   -----------   -----------   -----------    -----------
  Net Increase in Net Assets
    from Operations ..........................       27,196         65,110         6,318         9,575         3,732         11,619
                                                -----------    -----------   -----------   -----------   -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares .................................      (20,077)       (46,605)       (5,054)       (7,837)       (3,043)        (9,571)
    A Shares .................................       (6,411)       (18,499)         (911)       (1,593)         (662)        (2,048)
    L Shares .................................          (53)           (85)           --            --            --             --
  Capital Gains:
    T Shares .................................          (79)          (495)         (110)         (103)           --             --
    A Shares .................................          (38)          (240)          (26)          (31)           --             --
    L Shares .................................           --             (2)           --            --            --             --
                                                -----------    -----------   -----------   -----------   -----------    -----------
  Total Dividends and Distributions .........       (26,658)       (65,926)       (6,101)       (9,564)       (3,705)       (11,619)
                                                -----------    -----------   -----------   -----------   -----------    -----------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ..............    3,517,343      4,749,028     1,424,246     1,422,487     1,110,958        966,202
    Reinvestment of Cash Distributions .......        1,743          3,794            --            --           406          1,240
    Cost of Shares Redeemed ..................   (4,326,125)    (4,375,170)   (1,534,286)   (1,241,913)   (1,488,621)      (972,641)
                                                -----------    -----------   -----------   -----------   -----------    -----------
  Increase (Decrease) in Net Assets From
    T Share Transactions .....................     (807,039)       377,652      (110,040)      180,574      (377,257)        (5,199)
                                                -----------    -----------   -----------   -----------   -----------    -----------
  A Shares (2):
    Proceeds from Shares Issued ..............    1,045,548      1,009,181       361,662       247,204       352,303        439,242
    Reinvestment of Cash Distributions .......        6,441         18,722           937         1,624           659          2,037
    Cost of Shares Redeemed ..................   (1,126,059)      (989,190)     (327,551)     (227,422)     (369,114)      (401,037)
                                                -----------    -----------   -----------   -----------   -----------    -----------
  Increase (Decrease) in Net Assets From
    A Share Transactions .....................      (74,070)        38,713        35,048        21,406       (16,152)        40,242
                                                -----------    -----------   -----------   -----------   -----------    -----------
  L Shares:
    Proceeds from Shares Issued ..............       56,986         26,381            --            --            --             --
    Reinvestment of Cash Distributions .......           43             75            --            --            --             --
    Cost of Shares Redeemed ..................      (46,221)       (24,123)           --            --            --             --
                                                -----------    -----------   -----------   -----------   -----------    -----------
  Increase in Net Assets From
    L Share Transactions .....................       10,808          2,333            --            --            --             --
                                                -----------    -----------   -----------   -----------   -----------    -----------
    Increase (Decrease) in Net Assets
    From Share Transactions ..................     (870,301)       418,698       (74,992)      201,980      (393,409)        35,043
                                                -----------    -----------   -----------   -----------   -----------    -----------
      Total Increase (Decrease) in
      Net Assets .............................     (869,763)       417,882       (74,775)      201,991      (393,382)        35,043
                                                -----------    -----------   -----------   -----------   -----------    -----------
Net Assets:
  Beginning of Year ..........................    6,224,420      5,806,538     1,327,866     1,125,875     1,242,806      1,207,763
                                                -----------    -----------   -----------   -----------   -----------    -----------
  End of Year ................................  $ 5,354,657    $ 6,224,420   $ 1,253,091   $ 1,327,866   $   849,424    $ 1,242,806
                                                ===========    ===========   ===========   ===========   ===========    ===========
Undistributed (Distributions in Excess of)
        Net Investment Income ................  $       (65)   $       (65)  $        --   $        --   $        11    $        --
                                                ===========    ===========   ===========   ===========   ===========    ===========


                                                      U.S. TREASURY               VIRGINIA TAX-FREE
                                                    MONEY MARKET FUND             MONEY MARKET FUND
                                                --------------------------    --------------------------
                                                 06/01/03-      06/01/02-      06/01/03-      06/01/02-
                                                 05/31/04       05/31/03       05/31/04       05/31/03
                                                -----------    -----------    -----------    -----------
Operations:
  Net Investment Income ......................  $     3,587    $     7,887    $     1,436    $     2,611
  Net Realized Gain (Loss) on Investments Sold          628            500             87            107
                                                -----------    -----------    -----------    -----------
  Net Increase in Net Assets
    from Operations ..........................        4,215          8,387          1,523          2,718
                                                -----------    -----------    -----------    -----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares .................................       (3,589)        (7,887)        (1,059)        (1,959)
    A Shares .................................           (1)            --           (377)          (652)
    L Shares .................................           --             --             --             --
  Capital Gains:
    T Shares .................................         (590)          (442)           (80)            (5)
    A Shares .................................           --             --            (44)            (2)
    L Shares .................................           --             --             --             --
                                                -----------    -----------    -----------    -----------
  Total Dividends and Distributions .........        (4,180)        (8,329)        (1,560)        (2,618)
                                                -----------    -----------    -----------    -----------
Capital Transactions (1):
  T Shares:
    Proceeds from Shares Issued ..............    1,849,253      1,327,065        263,166        341,280
    Reinvestment of Cash Distributions .......           53             96            129            184
    Cost of Shares Redeemed ..................   (1,696,555)    (1,118,386)      (309,014)      (362,518)
                                                -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets From
    T Share Transactions .....................      152,751        208,775        (45,719)       (21,054)
                                                -----------    -----------    -----------    -----------
  A Shares (2):
    Proceeds from Shares Issued ..............          400             --        133,175        114,606
    Reinvestment of Cash Distributions .......            1             --            421            654
    Cost of Shares Redeemed ..................           --             --       (111,568)      (118,102)
                                                -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets From
    A Share Transactions .....................          401             --         22,028         (2,842)
                                                -----------    -----------    -----------    -----------
  L Shares:
    Proceeds from Shares Issued ..............           --             --             --             --
    Reinvestment of Cash Distributions .......           --             --             --             --
    Cost of Shares Redeemed ..................           --             --             --             --
                                                -----------    -----------    -----------    -----------
  Increase in Net Assets From
    L Share Transactions .....................           --             --             --             --
                                                -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets
    From Share Transactions ..................      153,152        208,775        (23,691)       (23,896)
                                                -----------    -----------    -----------    -----------
      Total Increase (Decrease) in
      Net Assets .............................      153,187        208,833        (23,728)       (23,796)
                                                -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Year ..........................    1,080,779        871,946        316,026        339,822
                                                -----------    -----------    -----------    -----------
  End of Year ................................  $ 1,233,966    $ 1,080,779    $   292,298    $   316,026
                                                ===========    ===========    ===========    ===========
Undistributed (Distributions in Excess of)
        Net Investment Income ................  $       (21)   $       (18)   $        --    $        --
                                                ===========    ===========    ===========    ===========

  (1) For Capital Share Transactions see Note 5 in the Notes to Financial Statements.
  (2) U.S. Treasury Money Market Fund A Shares commenced operations on November 12, 2003.
  Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    NET
                                                      NET         REALIZED        TOTAL                           DISTRIBUTIONS
                               NET ASSET VALUE,    INVESTMENT    GAIN (LOSS)      FROM        DIVIDENDS FROM      FROM REALIZED
                              BEGINNING OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS  NET INVESTMENT INCOME  CAPITAL GAINS
                              -------------------  ----------  --------------  ----------  ---------------------  -------------
PRIME QUALITY MONEY MARKET FUND
T Shares
           2004                      $1.00           $0.01           $--          $0.01           $(0.01)             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.02            --           0.02            (0.02)              --
           2001                       1.00            0.06            --           0.06            (0.06)              --
           2000                       1.00            0.05            --           0.05            (0.05)              --
A Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.02            --           0.02            (0.02)              --
           2001                       1.00            0.05            --           0.05            (0.05)              --
           2000                       1.00            0.05            --           0.05            (0.05)              --
L Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.01            --           0.01            (0.01)              --
           2001                       1.00            0.05            --           0.05            (0.05)              --
           2000 (A)                   1.00            0.03            --           0.03            (0.03)              --
TAX-EXEMPT MONEY MARKET FUND
T Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.01            --           0.01            (0.01)              --*
           2001                       1.00            0.03            --           0.03            (0.03)              --
           2000                       1.00            0.03            --           0.03            (0.03)              --
A Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.01            --           0.01            (0.01)              --*
           2001                       1.00            0.03            --           0.03            (0.03)              --
           2000                       1.00            0.03            --           0.03            (0.03)              --

                                                                                                            RATIO OF
                                    TOTAL        NET ASSET            NET ASSETS,      RATIO OF NET       NET INVESTMENT
                                  DIVIDENDS      VALUE, END   TOTAL      END OF        EXPENSES TO          INCOME TO
                              AND DISTRIBUTIONS  OF PERIOD   RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS
                              -----------------  ----------  -------  ------------  ------------------  ------------------
PRIME QUALITY MONEY MARKET FUND
T Shares
           2004                    $(0.01)          $1.00      0.52%   $3,477,598         0.63%               0.52%
           2003                     (0.01)           1.00      1.17     4,284,266         0.63                1.14
           2002                     (0.02)           1.00      2.29     3,907,203         0.63                2.22
           2001                     (0.06)           1.00      5.75     3,728,371         0.63                5.57
           2000                     (0.05)           1.00      5.20     3,311,229         0.60                5.06
A Shares
           2004                    $   --*          $1.00      0.34%   $1,851,615         0.81%               0.34%
           2003                     (0.01)           1.00      0.98     1,925,521         0.81                0.96
           2002                     (0.02)           1.00      2.11     1,887,033         0.81                2.09
           2001                     (0.05)           1.00      5.57     1,927,309         0.80                5.36
           2000                     (0.05)           1.00      5.02     1,312,653         0.77                4.94
L Shares
           2004                    $   --*          $1.00      0.22%   $   25,444         0.93%               0.21%
           2003                     (0.01)           1.00      0.54        14,633         1.25                0.53
           2002                     (0.01)           1.00      1.36        12,302         1.54                1.04
           2001                     (0.05)           1.00      4.75         4,051         1.53                4.54
           2000 (A)                 (0.03)           1.00      2.93         3,445         1.50                4.46
TAX-EXEMPT MONEY MARKET FUND
T Shares
           2004                    $   --*          $1.00      0.48%   $  978,548         0.55%               0.46%
           2003                     (0.01)           1.00      0.81     1,088,415         0.54                0.79
           2002                     (0.01)           1.00      1.38       907,827         0.55                1.39
           2001                     (0.03)           1.00      3.47     1,080,362         0.54                3.40
           2000                     (0.03)           1.00      3.19       755,858         0.52                3.16
A Shares
           2004                    $   --*          $1.00      0.35%   $  274,543         0.67%               0.34%
           2003                     (0.01)           1.00      0.68       239,451         0.67                0.67
           2002                     (0.01)           1.00      1.26       218,048         0.67                1.25
           2001                     (0.03)           1.00      3.35       256,894         0.67                3.22
           2000                     (0.03)           1.00      3.07       125,500         0.64                3.01

                                  RATIO OF
                                 EXPENSES TO
                              AVERAGE NET ASSETS
                              (EXCLUDING WAIVERS)
                              -------------------
PRIME QUALITY MONEY MARKET FUND
T Shares
           2004                      0.74%
           2003                      0.74
           2002                      0.74
           2001                      0.75
           2000                      0.75
A Shares
           2004                      0.95%
           2003                      0.94
           2002                      0.94
           2001                      0.95
           2000                      0.95
L Shares
           2004                      1.59%
           2003                      1.62
           2002                      1.70
           2001                      1.92
           2000 (A)                  1.99
TAX-EXEMPT MONEY MARKET FUND
T Shares
           2004                      0.64%
           2003                      0.64
           2002                      0.65
           2001                      0.65
           2000                      0.66
A Shares
           2004                      0.80%
           2003                      0.79
           2002                      0.80
           2001                      0.80
           2000                      0.82

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
*   Amount represents less than $0.01 per share.
(A) Commenced operations on October 4, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 - 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                    NET
                                                      NET         REALIZED        TOTAL                           DISTRIBUTIONS
                               NET ASSET VALUE,    INVESTMENT    GAIN (LOSS)      FROM        DIVIDENDS FROM      FROM REALIZED
                              BEGINNING OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS  NET INVESTMENT INCOME  CAPITAL GAINS
                              -------------------  ----------  --------------  ----------  ---------------------  -------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--
           2003                       1.00            0.01            --           0.01            (0.01)              --
           2002                       1.00            0.02            --           0.02            (0.02)              --
           2001                       1.00            0.05            --           0.05            (0.05)              --
           2000                       1.00            0.05            --           0.05            (0.05)              --
A Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--
           2003                       1.00            0.01            --           0.01            (0.01)              --
           2002                       1.00            0.02            --           0.02            (0.02)              --
           2001                       1.00            0.05            --           0.05            (0.05)              --
           2000                       1.00            0.05            --           0.05            (0.05)              --
U.S. TREASURY MONEY MARKET FUND
T Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.02            --           0.02            (0.02)              --
           2001                       1.00            0.05            --           0.05            (0.05)              --
           2000                       1.00            0.05            --           0.05            (0.05)              --
A Shares
           2004(A)                   $1.00           $  --           $--          $  --           $   --*             $--*
VIRGINIA TAX-FREE MONEY MARKET FUND
T Shares
           2004                      $1.00           $0.01           $--          $0.01           $(0.01)             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.01            --           0.01            (0.01)              --*
           2001                       1.00            0.03            --           0.03            (0.03)              --
           2000                       1.00            0.03            --           0.03            (0.03)              --
A Shares
           2004                      $1.00           $  --           $--          $  --           $   --*             $--*
           2003                       1.00            0.01            --           0.01            (0.01)              --*
           2002                       1.00            0.01            --           0.01            (0.01)              --*
           2001                       1.00            0.03            --           0.03            (0.03)              --
           2000                       1.00            0.03            --           0.03            (0.03)              --

                                                                                                            RATIO OF
                                    TOTAL        NET ASSET            NET ASSETS,      RATIO OF NET       NET INVESTMENT
                                  DIVIDENDS      VALUE, END   TOTAL      END OF        EXPENSES TO          INCOME TO
                              AND DISTRIBUTIONS  OF PERIOD   RETURN+  PERIOD (000)  AVERAGE NET ASSETS  AVERAGE NET ASSETS
                              -----------------  ----------  -------  ------------  ------------------  ------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
           2004                    $   --*          $1.00      0.43%   $  615,324         0.66%               0.43%
           2003                     (0.01)           1.00      1.01       992,560         0.65                1.00
           2002                     (0.02)           1.00      2.25       997,759         0.66                2.17
           2001                     (0.05)           1.00      5.56       805,285         0.65                5.29
           2000                     (0.05)           1.00      4.86       468,568         0.63                4.80
A Shares
           2004                    $   --*          $1.00      0.28%   $  234,100         0.80%               0.28%
           2003                     (0.01)           1.00      0.86       250,246         0.80                0.86
           2002                     (0.02)           1.00      2.11       210,004         0.80                2.02
           2001                     (0.05)           1.00      5.41       158,087         0.79                5.14
           2000                     (0.05)           1.00      4.71        79,311         0.77                4.62
U.S. TREASURY MONEY MARKET FUND
T Shares
           2004                    $   --*          $1.00      0.37%   $1,233,565         0.66%               0.32%
           2003                     (0.01)           1.00      0.88     1,080,779         0.65                0.81
           2002                     (0.02)           1.00      1.96       871,946         0.65                1.90
           2001                     (0.05)           1.00      5.36       733,768         0.66                5.23
           2000                     (0.05)           1.00      4.81       723,277         0.63                4.71
A Shares
           2004(A)                 $   --*          $1.00      0.15%   $      401         0.75%               0.21%
VIRGINIA TAX-FREE MONEY MARKET FUND
T Shares
           2004                    $(0.01)          $1.00      0.56%   $  173,959         0.50%               0.51%
           2003                     (0.01)           1.00      0.85       219,701         0.49                0.84
           2002                     (0.01)           1.00      1.44       240,681         0.50                1.45
           2001                     (0.03)           1.00      3.51       226,188         0.50                3.45
           2000                     (0.03)           1.00      3.23       245,243         0.51                3.19
A Shares
           2004                    $   --*          $1.00      0.38%   $  118,339         0.67%               0.34%
           2003                     (0.01)           1.00      0.67        96,325         0.67                0.66
           2002                     (0.01)           1.00      1.27        99,141         0.67                1.22
           2001                     (0.03)           1.00      3.35        93,004         0.66                3.28
           2000                     (0.03)           1.00      3.07        62,878         0.67                3.17

                                  RATIO OF
                                 EXPENSES TO
                              AVERAGE NET ASSETS
                              (EXCLUDING WAIVERS)
                              -------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
           2004                      0.75%
           2003                      0.74
           2002                      0.75
           2001                      0.75
           2000                      0.74
A Shares
           2004                      0.92%
           2003                      0.92
           2002                      0.92
           2001                      0.93
           2000                      0.93
U.S. TREASURY MONEY MARKET FUND
T Shares
           2004                      0.75%
           2003                      0.74
           2002                      0.74
           2001                      0.76
           2000                      0.74
A Shares
           2004(A)                   3.17%++
VIRGINIA TAX-FREE MONEY MARKET FUND
T Shares
           2004                      0.50%
           2003                      0.49
           2002                      0.50
           2001                      0.50
           2000                      0.51
A Shares
           2004                      0.90%
           2003                      0.90
           2002                      0.90
           2001                      0.91
           2000                      0.73

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder may pay on fund distributions or redemption of fund shares.
++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.
*   Amount represents less than $0.01 per share.
(A) Commenced operations on November 12, 2003.
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 - 45

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 45 funds as of May 31, 2004. The financial statements presented herein are those of the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund and the Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares, A shares and L shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to the next interest readjustment date, the date the principal owned can be recovered through demand, or the maturity date of the security and are included in interest income.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution and transfer agent fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund

--------------------------------------------------------------------------------


     expenses are pro-rated to the respective classes on the basis of relative net assets.

     CLASSES -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     COMPENSATING BALANCES -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), the custodian for the Funds, on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following business day.

3. Agreements and Other Transactions with Affiliates:

     INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agree- ments dated June 15, 1993, and last amended November 12, 2003.

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time. Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                     MAXIMUM
                                      ANNUAL
                                     ADVISORY    NET FEES
                                       FEE         PAID
                                     --------    --------
Prime Quality Money Market Fund ...    0.65%       0.54%
Tax-Exempt Money Market Fund ......    0.55%       0.45%
U.S. Government Securities
   Money Market Fund ..............    0.65%       0.56%
U.S. Treasury Money Market Fund ...    0.65%       0.56%
Virginia Tax-Free Money Market Fund    0.40%       0.40%

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as last amended February 28, 2004 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT-- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under this agreement for the T Shares of any Fund. The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are

--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


voluntary and may be terminated at any time.With respect to the A and L Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares) a Distribution and Service Plan, as outlined in the tables below.

                                     MAXIMUM
                                     A SHARE
                                   DISTRIBUTION  NET FEES
                                        FEE        PAID
                                   ------------  --------
Prime Quality Money Market Fund ...    0.20%       0.18%
Tax-Exempt Money Market Fund ......    0.15%       0.12%
U.S. Government Securities
   Money Market Fund ..............    0.17%       0.14%
U.S. Treasury Money Market Fund ...    0.15%         --%
Virginia Tax-Free Money Market Fund    0.40%       0.17%

                                      MAXIMUM
                                      L SHARE
                                    DISTRIBUTION   NET FEES
                                  AND SERVICE FEE    PAID
                                  ---------------  --------
Prime Quality Money Market Fund ...     0.75%        0.20%
Tax-Exempt Money Market Fund ......       --           --
U.S. Government Securities
   Money Market Fund ..............       --           --
U.S. Treasury Money Market Fund ...       --           --
Virginia Tax-Free Money Market Fund       --           --

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to an Agreement for Shareholder Recordkeeping dated May 14, 1994, as amended April 16, 2003, under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statement of Operations as Transfer Agent Shareholder Servicing Fees.

CUSTODIAN AGREEMENT -- The custodian is paid on the basis of the net assets and transaction costs of the Funds. The custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2004, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                  FEES
                                                --------
Prime Quality Money Market Fund ............    $ 46,404
U.S. Government Securities Money Market Fund     127,807
U.S. Treasury Money Market Fund ............     423,336

4. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences

--------------------------------------------------------------------------------
may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following differences as of May 31, 2004, primarily attributable to the classification of the short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts
(000):



                                 UNDISTRIBUTED   ACCUMULATED
                                NET INVESTMENT    REALIZED
                                    INCOME          LOSS
                                --------------   -----------
U.S. Government Securities
   Money Market Fund ...........      $11           $(11)

The tax character of dividends and distributions declared during the years ended May 31, 2004 and 2003 were as follows (000):

                                      ORDINARY INCOME         TAX-EXEMPT     LONG-TERM CAPITAL GAIN         TOTALS
                                       2004     2003         2004    2004          2004   2003          2004     2003
                                      -------  -------      ------  ------         ----   ----         -------  -------
Prime Quality Money Market Fund ...   $26,658  $65,926      $   --  $   --          $--   $--          $26,658  $65,926
Tax-Exempt Money Market Fund ......        54      124       5,966   9,430           81    10            6,101    9,564
U.S. Government Securities
   Money Market Fund ..............     3,705   11,619          --      --           --    --            3,705   11,619
U.S. Treasury Money Market Fund ...     4,174    8,329          --      --            6    --            4,180    8,329
Virginia Tax-Free Money Market Fund        28        3       1,436   2,611           96     4            1,560    2,618

Amounts designated as "--" are either $0 or have been rounded to $0.

As of May 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

                                                                                                    TOTAL
                                                                                                DISTRIBUTABLE
                                                     UNDISTRIBUTED  UNDISTRIBUTED    OTHER        EARNINGS/
                                                       ORDINARY       LONG-TERM     TEMPORARY   (ACCUMULATED
                                                        INCOME      CAPITAL GAIN   DIFFERENCES     LOSSES)
                                                     -------------  ------------   -----------  -------------
Prime Quality Money Market Fund .................       $ 13            $ --          $(46)          $(33)
Tax-Exempt Money Market Fund ....................        146             202            --            348
U.S. Government Securities Money Market Fund ....         12              --            --             12
U.S. Treasury Money Market Fund .................        395              --            --            395
Virginia Tax-Free Money Market Fund .............          5              60            --             65

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards can be carried forward for a maximum of eight years and applied against future capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


5. Capital Share Transactions:

Capital Share transactions for the Funds were as follows (000):

                                                                                                            U.S. GOVERNMENT
                                                     PRIME QUALITY                 TAX-EXEMPT                 SECURITIES
                                                   MONEY MARKET FUND           MONEY MARKET FUND           MONEY MARKET FUND
                                                ------------------------    ------------------------    ------------------------
                                                 06/01/03-     06/01/02-     06/01/03-     06/01/02-     06/01/03-     06/01/02-
                                                 05/31/04      05/31/03      05/31/04      05/31/03      05/31/04      05/31/03
                                                ----------    ----------    ----------    ----------    ----------    ----------
Shares Issued and Redeemed:
 T Shares:
  Shares Issued .............................    3,517,343     4,749,028     1,424,246     1,422,487     1,110,958       966,202
  Shares Issued in Lieu of Cash Distributions        1,743         3,794            --            --           406         1,240
  Shares Redeemed ...........................   (4,326,125)   (4,375,170)   (1,534,286)   (1,241,913)   (1,488,621)     (972,641)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Net T Share Transactions ..................     (807,039)      377,652      (110,040)      180,574      (377,257)       (5,199)
                                                ----------    ----------    ----------    ----------    ----------    ----------
 A Shares:
  Shares Issued .............................    1,045,548     1,009,181       361,662       247,204       352,303       439,242
  Shares Issued in Lieu of
     Cash Distributions .....................        6,441        18,722           937         1,624           659         2,037
  Shares Redeemed ...........................   (1,126,059)     (989,190)     (327,551)     (227,422)     (369,114)     (401,037)
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Net A Share Transactions ..................      (74,070)       38,713        35,048        21,406       (16,152)       40,242
                                                ----------    ----------    ----------    ----------    ----------    ----------

 L Shares:
  Shares Issued .............................       56,986        26,381            --            --            --            --
  Shares Issued in Lieu of Cash Distributions           43            75            --            --            --            --
  Shares Redeemed ...........................      (46,221)      (24,123)           --            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Net L Share Transactions ..................       10,808         2,333            --            --            --            --
                                                ----------    ----------    ----------    ----------    ----------    ----------
  Net Change in Capital Shares ..............     (870,301)      418,698       (74,992)      201,980      (393,409)       35,043
                                                ==========    ==========    ==========    ==========    ==========    ==========


                                                     U.S. TREASURY             VIRGINIA TAX-FREE
                                                   MONEY MARKET FUND           MONEY MARKET FUND
                                                ------------------------    ------------------------
                                                 06/01/03-     06/01/02-     06/01/03-     06/01/02-
                                                 05/31/04      05/31/03      05/31/04      05/31/03
                                                ----------    ----------    ----------    ----------
Shares Issued and Redeemed:
 T Shares:
  Shares Issued .............................    1,849,253     1,327,065       263,166       341,280
  Shares Issued in Lieu of Cash Distributions           53            96           129           184
  Shares Redeemed ...........................   (1,696,555)   (1,118,386)     (309,014)     (362,518)
                                                ----------    ----------    ----------    ----------
  Net T Share Transactions ..................      152,751       208,775       (45,719)      (21,054)
                                                ----------    ----------    ----------    ----------
 A Shares:
  Shares Issued .............................          400            --       133,175       114,606
  Shares Issued in Lieu of
     Cash Distributions .....................            1            --           421           654
  Shares Redeemed ...........................           --            --      (111,568)     (118,102)
                                                ----------    ----------    ----------    ----------
  Net A Share Transactions ..................          401            --        22,028        (2,842)
                                                ----------    ----------    ----------    ----------

 L Shares:
  Shares Issued .............................           --            --            --            --
  Shares Issued in Lieu of Cash Distributions           --            --            --            --
  Shares Redeemed ...........................           --            --            --            --
                                                ----------    ----------    ----------    ----------
  Net L Share Transactions ..................           --            --            --            --
                                                ----------    ----------    ----------    ----------
  Net Change in Capital Shares ..............      153,152       208,775       (23,691)      (23,896)
                                                ==========    ==========    ==========    ==========

6. Concentrations/Risks:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

7. Subsequent Event:

Effective July 26, 2004, under separate administration, distribution and transfer agency agreements dated July 24, 2004, July 24, 2004, and July 23, 2004, respectively, BISYS Fund Services began providing administration, distribution and transfer agency services for the Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004


To the Board of Trustees and Shareholders of STI Classic Funds:

In our opinion, the accompanying statements of net assets of Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, and Virginia Tax-Free Money Market Fund and the statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Money Market Fund (five of the forty-five funds constituting STI Classic Funds, hereafter referred to as the "Funds") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at May 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included physical inspection of securities at May 31, 2004, provide a reasonable basis for our opinion. The financial highlights for each of the two years ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 26, 2004


TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
-----------------------------------------------------------------------------------------------------------------------------

Information  pertaining  to the  trustees  and  officers of the Trust is set forth  below.  Trustees who are not deemed to be
"interested  persons" of the Trust as defined in the 1940 Act are  referred to as  "Independent  Trustees."  Trustees who are deemed to be  "interested  persons" of the Trust are  referred to as  "Interested  Trustees."  Messrs.  Courts and Ridley are
Trustees who may be deemed to be "interested" persons of the Trust.
-----------------------------------------------------------------------------------------------------------------------------

                                     TERM OF                                      NUMBER OF
                                     OFFICE                                      PORTFOLIOS
                                       AND                 PRINCIPAL           IN STI CLASSIC
     NAME             POSITION(S)   LENGTH OF            OCCUPATION(S)             COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH      TIME                DURING PAST            OVERSEEN BY            HELD BY
  AND AGE 1            THE TRUST    SERVED 2                5 YEARS             BOARD MEMBER 3       BOARD MEMBER 4
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS 5
---------------
Richard W. Courts, II,   Trustee      Since       Chairman of the Board, Atlantic    52       Current Trustee of STI
68                                  November,     Investment Company, 1970 to the             Classic Variable Trust.
                                      2001        present.
-----------------------------------------------------------------------------------------------------------------------------

Clarence H. Ridley, 62   Trustee      Since       Chairman of the Board; Haverty     52       Current Trustee of STI
                                    November,     Furniture Companies, 2001 to the            Classic Variable Trust.
                                      2001        present; Partner, King and Spaulding
                                                  LLP (law firm), 1971 to 2000.
-----------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher, 56     Trustee      Since       President, Genuine Parts Company   52       Director, National Service
                                    May, 2000     Wholesale Distribution, 1970 to             Industries; Director, Oxford
                                                  the present.                                Industries. Current Trustee
                                                                                              of STI Classic Variable Trust.
-----------------------------------------------------------------------------------------------------------------------------

F. Wendell Gooch, 71     Trustee      Since       Retired.                           52       Current Trustee on the Board
                                    May, 1992                                                 Board of Trustees for the
                                                                                              SEI Family of Funds, The
                                                                                              Capitol Mutual Funds and
                                                                                              STI Classic Variable Trust.
-----------------------------------------------------------------------------------------------------------------------------

James O. Robbins, 62     Trustee      Since       President and Chief Executive      52       Director, NCR; Director,
                                    May, 2000     Officer, Cox Communications, Inc.,          Cox Communications,
                                                  1983 to the present.                        Current Trustee of STI
                                                                                              Classic Variable Trust.
-----------------------------------------------------------------------------------------------------------------------------

Jonathan T. Walton, 74   Trustee      Since       Retired.                           52       Trustee, W.K. Kellogg Trust.
                                    February,                                                 Current Trustee of STI
                                      1998                                                    Classic Variable Trust.
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                                                            (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                      NUMBER OF
                                     OFFICE                                      PORTFOLIOS
                                       AND                 PRINCIPAL           IN STI CLASSIC
     NAME             POSITION(S)   LENGTH OF            OCCUPATION(S)             COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH      TIME                DURING PAST            OVERSEEN BY            HELD BY
  AND AGE 1            THE TRUST    SERVED 2                5 YEARS             BOARD MEMBER 3       BOARD MEMBER 4
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
James Volk              President    Since        SEI Investments since 1996;        N/A                  N/A
41                                 November,      Senior Operations Officer Fund
                                      2003        Accounting and Administration,
                                                  1996-2004, Chief Accounting
                                                  Officer, present ; Asst. Chief
                                                  Accountant, U.S. Securities
                                                  and Exchange Commission,
                                                  1993-1996; Audit Manager,
                                                  Coopers & Lybrand LLP,
                                                  1985-1993.
-----------------------------------------------------------------------------------------------------------------------

Jennifer E. Spratley    Treasurer     Since       Fund Accounting Director,          N/A                  N/A
35                      and  CFO       May,       SEI Investment, 1999-present;
                                       2000       Audit Manager, Ernst &
                                                  Young LLP, 1991-1999.
-----------------------------------------------------------------------------------------------------------------------

Timothy D. Barto     Vice President   Since       SEI Investments since 1999;        N/A                  N/A
36                   and Secretary  November,     General Counsel, Vice President
                                       2001       and Secretary of the Administrator
                                                  and Adviser, present; Associate,
                                                  Dechert, Price & Rhoads, 1997-1999.
-----------------------------------------------------------------------------------------------------------------------

Lydia A. Gavalis     Vice President  Since        SEI Investments since 1998;        N/A                  N/A
40                   and Assistant    May,        Present: Vice President and
                        Secretary     1998        Assistant Secretary of the Adviser
                                                  and Administrator; present;
                                                  Assistant General Counsel and
                                                  Director of Arbitration, Philadelphia
                                                  Stock Exchange, 1989-1998.
-----------------------------------------------------------------------------------------------------------------------

Christine McCullough      Vice        Since       SEI Investments since 1999;        N/A                  N/A
43                      President      May,       Vice President and Assistant
                      and Assistant    2000       Secretary of the Adviser, present;
                        Secretary                 Associate, White and Williams LLP,
                                                  1991-1999
-----------------------------------------------------------------------------------------------------------------------

William E. Zitelli Jr. Vice President  Since      SEI Investments since 2000;        N/A                  N/A
35                    and Assistant   November,   Assistant Secretary of the Adviser
                        Secretary      2000       and the Administrator, present;
                                                  Vice President, Merrill Lynch &
                                                  Co. Asset Management Group,
                                                  1998-2000; Associate, Pepper
                                                  Hamilton LLP, 1997-1998.
-----------------------------------------------------------------------------------------------------------------------


TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                   TERM OF                                               NUMBER OF
                                   OFFICE                                               PORTFOLIOS
                                     AND                 PRINCIPAL                    IN STI CLASSIC
     NAME           POSITION(S)   LENGTH OF            OCCUPATION(S)                      COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH      TIME                DURING PAST                     OVERSEEN BY            HELD BY
   AND AGE 1         THE TRUST     SERVED                 5 YEARS                      BOARD MEMBER         BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------
OFFICERS -- CONTINUED
--------------------
Douglas Phillips   Vice President   Since       President, Chief Executive Officer          N/A                  N/A
56                 and Assistant   August,      and Chief Investment Officer of
                      Secretary     2003        Trusco Capital Management, Inc.
                                                since its inception in November
                                                1984.
-------------------------------------------------------------------------------------------------------------------------------

Deborah A. Lamb    Vice President  Since        Chief Compliance Officer and                N/A                  N/A
51                 and Assistant  November,     Vice President of Trusco Capital
                      Secretary     2003        Management, Inc. since March
                                                2003 and President of Investment
                                                Industry Consultants, LLC since
                                                June 2000. Director of Compliance
                                                at INVESCO, Inc. from March
                                                1995 to June 2000.
-------------------------------------------------------------------------------------------------------------------------------

Kathleen Lentz     Vice President   Since       Vice President and Manager of               N/A                  N/A
43                 and Assistant  November,     Special Entities in Financial
                      Secretary      2003       Intelligence Unit of SunTrust Bank
                                                since 2002. Vice President of the
                                                Third Party Mutual Funds Unit
                                                of SunTrust Bank from 1996 to 2002.
-------------------------------------------------------------------------------------------------------------------------------

John Munera        Vice President   Since       Middle Office Compliance Officer            N/A                  N/A
41                  and Assistant November,     at SEI Investments since 2000.
                      Secretary     2003        Supervising Examiner at Federal
                                                Reserve Bank of Philadelphia
                                                1998-2000.
-------------------------------------------------------------------------------------------------------------------------------

1  Each trustee and officer may be contacted by writing to c/o STI Classic Funds, SEI Investments Company, Oaks, PA 19456.
2  Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser. As of May 31, 2004, the STI Classic Complex consisted of 52 Funds.
4  Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5  Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.


NOTICE TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 2004                                                                                          (UNAUDITED)



For  shareholders  that do not have a May 31,  2004 tax year  end,  this  notice  is for  informational  purposes  only.  For shareholders  with a May 31, 2004 tax year end, please consult your tax adviser as to the pertinence of this notice.  For the fiscal year ended May 31, 2004,  each Fund is designating the following  items with regard to  distributions  paid during the year:


                                                                                                                        QUALIFYING
                              LONG TERM       LONG LONG                                                                 DIVIDENDS
                             (20% RATE)      (15% RATE)      QUALIFIED        ORDINARY                                FOR CORPORATE
                            CAPITAL GAIN    CAPITAL GAIN    5-YEAR GAIN       INCOME       TAX-EXEMPT      TOTAL      DIVIDENDS REC.
            FUND            DISTRIBUTIONS  DISTRIBUTIONS    DISTRIBUTION   DISTRIBUTIONS    INTEREST   DISTRIBUTIONS  DEDUCTIONS (1)
--------------------------  -------------  --------------  --------------  --------------   ---------  ------------   --------------
Prime Quality
   Money Market Fund            0.00%           0.00%           0.00%         100.00%          0.00%       100.00%          0.00%
Tax-Exempt Money
   Market Fund                  1.17%           0.17%           0.00%           0.89%         97.77%       100.00%          0.00%
U.S. Government Securities
   Money Market Fund            0.00%           0.00%           0.00%         100.00%          0.00%       100.00%          0.00%
U.S. Treasury Money
   Market Fund                  0.13%           0.00%           0.00%          99.87%          0.00%       100.00%          0.00%
Virginia Tax-Free Money
   Market Fund                  4.87%           1.27%           0.00%           1.71%         92.15%       100.00%          0.00%

--------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         TRUSCO CAPITAL MANAGEMENT, INC.

                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI INVESTMENTS DISTRIBUTION CO.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

                                                                 STI-AR-003-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that the Audit Committee members collectively have many years of experience in business and finance, including working with mutual fund financial statements and auditors, and that in light of the nature of the accounting and valuation issues the registrant's portfolios have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PWC") related to the Trust

PWC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
--------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
--------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $ 563,000         N/A               $ 0               $ 448,509         N/A               $ 0
        Fees(1)


--------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $ 72,000 (2)      $ 60,000 (3)      $ 1,795,277 (4)   $ 61,500 (2)      $ 0               $ 1,498,453 (4)
        Related
        Fees

--------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees   $ 0               $ 0               $ 0               $ 0               $ 0               $ 0

--------------------------------------------------------------------------------------------------------------------------------
(d)     All        $ 0               $ 0               $ 0               $ 0               $ 0               $ 0
        Other
        Fees

--------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Services related to security count examinations under Rule 17f-2 of the Investment Company Act for 2004 and 2003 fiscal years.
   (3) Services related to the audit of the controls around custody operations at SunTrust Bank (SAS No. 70) in 2003.
   (4) Non-audit services relate principally to certain technical accounting advice on financial products of the Bank; Sarbanes-Oxley 404 implementation; and, tax compliance services to other entities controlled by SunTrust Banks, Inc.

(e)(1) The registrant has adopted an Audit and Non-Audit Services Pre-Approval Policy, as follows:

I.       Statement of Principles

As set forth in the chart below, the Sarbanes-Oxley Act of 2002 (the "Act"), and rules adopted by the Securities and Exchange Commission ("SEC") require that the Audit Committee of the Board of Trustees pre-approve all audit services and non-audit services provided to the STI Classic Funds and the STI Classic Variable Trust (the "Trusts") and their respective portfolios (the "Funds") by its independent accountant ("Auditor"),1 as well as non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

                             WHERE PRE-APPROVAL IS REQUIRED

--------------------------------------------------------------------------------------------------------
                             AUDIT SERVICE NON-AUDIT SERVICE
--------------------------------------------------------------------------------------------------------
Fund                                       Yes                                    Yes
--------------------------------------------------------------------------------------------------------
Adviser                                    No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------
Service Affiliate 2                        No                    Yes, if directly related to
                                                                 Fund operation and financial reporting

--------------------------------------------------------------------------------------------------------

The following policies and procedures govern the ways in which the Audit Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Trusts and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

--------------------------------------------------------------------------------
1 The Audit Committee also is permitted to ratify the provision of inadvertent non-audit services, BUT ONLY IF:
         o the value of all such services do not exceed 5% of total revenues paid by the Fund, the Adviser and Service Affiliates to the Auditor in the fiscal year when services are provided; 2
         o the services were not recognized as non-audit services at the time they were provided; and
         o the services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2        A list of Service Affiliates is set out in Exhibit I, attached hereto.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Trusts may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections II and VI below.

II.      Delegation

As contemplated by the Act and applicable SEC rules, the Audit Committee hereby delegates to the Chairperson of the Audit Committee the authority to approve the engagement of the independent auditor to provide non-audit services as permitted by the Act, to the extent that such non-audit services are not pre-approved by the entire Audit Committee as set forth herein. The Chairman shall report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.     Audit Services

The annual Audit services engagement scope and terms will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit (including required rating agency reviews) and other procedures required to be performed by the independent auditor to be able to form an opinion on the Trusts' financial statements. The Audit Committee will monitor the Audit services engagement throughout the year and will also approve, if necessary, any changes in terms and conditions resulting from changes in audit scope, Fund structure or other items. The Audit Committee will pre-approve all Audit services for the Trusts.

IV.      Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Trusts' financial statements or that are traditionally performed by the Auditor. The Audit Committee will pre-approve all Audit-related services for the Trusts.

V.       Tax Services

Tax services to the Trusts include tax compliance, tax planning and tax advice. The Audit Committee will review all proposed tax related services to assure that their provision would not impair the independence of the Auditor. The Audit Committee will pre-approve all tax services for the Trusts.

VI.      All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, 3 that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may pre-approve those permissible non-audit services classified as All Other Services that it believes would not impair the independence of the auditor, and are consistent with the SEC's rules on auditor independence. The Audit Committee will pre-approve all other services for the Trusts.


--------------------------------------------------------------------------------
3        A list of specific prohibited non-audit services is set out in
         Exhibit II, attached hereto.

VII.     Procedures

Annually, the Audit Committee will review and approve the types of services to be provided by the Auditor and review the projected fees for the next fiscal year at a regularly scheduled meeting. That approval will acknowledge that the Audit Committee is in agreement with the specific types of services that the Auditor will be permitted to perform.

If subsequent to the annual approval by the Audit Committee, the Funds' or the Trusts or any Service Affiliate seeks to engage the Auditor to perform a service that was not approved, the Auditor, upon learning of such proposed engagement, should submit the proposed engagement to the Trusts' [Treasurer or the Adviser] and if the service fits within the independence guidelines, the [Treasurer or the Adviser] will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting so that specific approval can be obtained. If the timing of the project is critical and the project needs to commence before the regularly scheduled meeting, the specific pre-approval by the Chairperson of the Audit Committee must be obtained before any services are provided. The [Treasurer or the Adviser] will arrange this. The Auditor must not commence any such project until specific approval has been given.

VIII.    Recordkeeping

The Trusts shall maintain a written record of all decisions made by the Audit Committee or by the Chairperson of the Audit Committee pursuant to these procedures, together with appropriate supporting material. In connection with the ratification of any inadvertent non-audit services, a record shall be made indicating that each of the conditions for this exception to the pre-approval requirement has been satisfied. 4

IX.      Amendment

The Audit Committee may review and amend these policies and procedures from time to time as it deems appropriate.

Exhibit I

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Service Affiliates
Subject to Pre-Approval of Non-Audit Services
   o     Trusco Capital Management, Inc.
   o     SunTrust Banks, Inc.
   o     SunTrust Securities Inc.
   o     SunTrust Robinson Humphrey
   o     [any other affiliates that provide services to the Trusts]

--------------------------------------------------------------------------------
4        See footnote 1 herein.

Exhibit II

STI CLASSIC FUNDS/STI CLASSIC VARIABLE TRUST
Prohibited Non-Audit Services
   o Bookkeeping or other services related to the accounting records or financial statements of the audit client
   o     Financial information systems design and implementation
   o Appraisal or valuation services, fairness opinions or contribution-in-kind reports
   o     Actuarial services
   o     Internal audit outsourcing services
   o     Management functions
   o     Human resources
   o     Broker-dealer, investment adviser or investment banking services
   o     Legal services
   o     Expert services unrelated to the audit


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                 0 %               0 %
                ---------------------------------------------------------------
                Tax Fees                           0 %               0 %
                ---------------------------------------------------------------
                All Other Fees                     0 %               0 %

                ---------------------------------------------------------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PWC for the last two fiscal years were $1,855,277 and $1,498,453 for 2004 and 2003, respectively.

(h) The audit committee of the registrant's Board of Trustees reviewed and considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7) (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               STI Classic Funds


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           -------------------------------------
                                           James F. Volk, President

Date 07/26/04


By (Signature and Title)*                  /s/ Jennifer E. Spratley
                                           -------------------------------------
                                           Jennifer E. Spratley, Treasurer & CFO

Date 07/26/04
* Print the name and title of each signing officer under his or her signature.